EXHIBIT 99.18

EdgeMAC Exception Report

TPR Firm:	EdgeMAC	Date Submitted:	6/19/2019
Client Name:	Verus	Report:	Exception Report
Client Project:	Verus 2019-INV2	Loans in report:	102

Report Date	Loan Number	Edge MAC ID	General Category	Exception	Exception ID	Date Exception Cured Waived Updated	Description of Clearance	Comments	Compensating Factors	Exception Status	Exception Category	Exception Event Level	Initial Review Date	Occupancy Type	Property State	Note Date	Loan Purpose	TILA Rating	Loan Initial	Loan Initial Morningstar	Loan Initial S&P	Loan Final	Loan Final Morningstar	Loan Final S&P	Credit Initial	Credit Initial Morningstar	Credit Initial S&P	Credit Final	Credit Final Morningstar	Credit Final S&P	Property Initial	Property Initial Morningstar	Property Initial S&P	Property Final	Property Final Morningstar	Property Final S&P
6/19/2019	719461	xxxxxx	Credit - General Underwriting Guideline Violation	\\\\Received lender approved exception to the POA being a party to the transaction Non arms length transaction. The borrower's real estate agent is also the party who is listed as the borrower's Power of Attorney. The lender guidelines reflect a POA cannot be a related party to the real property transaction being financed by the loan and is not eligible under the business purpose loan programs. Compensating factors 1. DSC is 123.881% and is 23.881% greater than the minimum required of 100.00% 2. Borrower is self-employed in xxxxxx for the past 17 years	260	3/13/2019	Waived/Exception Granted	Client elects to waive the exception with verified compensating factors	Compensating factors: 1. $33,260.22 reserves (24 months); $16,733 (12 months) greater than guideline minimum $16,526.88 (12 months).	Waived	Credit	EG2	2/12/2019	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	VA	EG1	A	VA
6/19/2019	719461	xxxxxx	Credit - General Underwriting Guideline Violation	Maximum seller concessions exceeded. The Final HUD-1 reflects seller concessions of xxxxxx divided by the purchase price of xxxxxx = 4.984%. Guidelines state maximum seller concessions is 2% of the price for business purpose loans. Using the sale price on the HUD-1 of xxxxxx the maximum seller concessions allowed are xxxxxx and exceed the guideline maximum.	261	2/20/2019	Credit condition cleared	Orig purch price xxxxxx less excessive concessions xxxxxx = net sales price xxxxxx = 72.05%. Excessive concessions addressed by reduction of purchase price.	Compensating factors: 1. $33,260.22 reserves (24 months); $16,733 (12 months) greater than guideline minimum $16,526.88 (12 months).	Cleared	Credit	EG1	2/12/2019	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	VA	EG1	A	VA
6/19/2019	719461	xxxxxx	Credit - General Underwriting Guideline Violation	Maximum LTV exceeded. Maximum LTV for a foreign borrower is 70%. The LTV for the subject transaction is 72.048%. The seller concessions of $13,000.00 exceeds the maximum allowed of $5,369.00 by $7,361.00 and must be subtracted from the purchase price to determine the LTV. The contract price of xxxxxx less $7,631.00 = xxxxxx. This updated LTV is 72.048% ( xxxxxx / xxxxxx). ///02/20/2019 update: approved lender exception for the LTV exceeding the max program guidelines received. Compensating factors 1. Borrower is self-employed xxxxxx for the past 17 years 2. DSC is 106% 6> program requirement of 100% 3. Reserves are 60 months , 57 months > program requirement of 3 months	265	2/20/2019	Waived/Exception Granted	Client elects to waive with verified compensating factors.	Compensating factors: 1. $33,260.22 reserves (24 months); $16,733 (12 months) greater than guideline minimum $16,526.88 (12 months).	Waived	Credit	EG2	2/12/2019	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	VA	EG1	A	VA
6/19/2019	719461	xxxxxx	Credit - General Underwriting Guideline Violation	Missing explanation from the lender regarding the high risk item reflected on Drive report. The Drive report dated xxxxxx reflects the borrowers have 46 unique loan numbers attributed to the seller. Missing lender explanation regarding whether loans were originated, and their corresponding loan terms with will affect the required reserves and the maximum number of loans to one borrower.	266	2/20/2019	Credit condition cleared	received email clarification from xxxxxx Saved to QA folder.	Compensating factors: 1. $33,260.22 reserves (24 months); $16,733 (12 months) greater than guideline minimum $16,526.88 (12 months).	Cleared	Credit	EG1	2/12/2019	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	VA	EG1	A	VA
6/19/2019	719461	xxxxxx	Credit - Income and Assets	Insufficient assets to support closing costs of $78,624.27 as evidenced on the HUD1 dated xxxxxx xxxxxx xx9446 dated xxxxxx balance of $77,134.80 versus required closing funds of $78,624.27. Guidelines require monies used for closing costs to be deposited into a US based bank at least 10 days prior to closing. Missing documentation to support additional monies were deposited to meet guideline requirement. \\\ Update 02/20/2019 An approved lender exception for the cash to close was provided by the lender Compensating factors 1. Borrower is self-employed xxxxxx for the past 17 years 2. DSC is 106% 6> program requirement of 100%	276	2/20/2019	Waived/Exception Granted	Client elects to waive with verified compensating factors.	Compensating factors: 1. $33,260.22 reserves (24 months); $16,733 (12 months) greater than guideline minimum $16,526.88 (12 months).	Waived	Credit	EG2	2/12/2019	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	VA	EG1	A	VA
6/19/2019	721109	xxxxxx	Credit - Legal Documentation	\\\\Update 03/13/2019 Received mortgage that included a legal description issued by xxxxxx This is not the legal description that is reflected in the mortgage. Missing legal description in mortgage. The legal description provided originated from the preliminary title report.	430	3/19/2019	Credit condition cleared	3/19 Received Mortgage with legal description	Compensating Factors:

1. Reserves of $25,888.43; exceed the minimum reserve requirement of $4,603.62
2. 73.33% LTV; 6.67% below 80% maximum
3. DSC ratio of 123.157%; 23.157% greater than 100% minimum
4. Borrower has been self employed for the past 3 years.
									5. No late payments on credit report and no public records	Cleared	Credit	EG1	3/11/2019	Investment Property	CT	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	VA	EG1	A	VA
6/19/2019	721109	xxxxxx	Credit - Credit	Minimum credit score of 706 does not meet the minimum credit score required of 720 per program guidelines of cash-out refinance on 80% LTV to $750,00.00. Seller approved exception for program requirement of a credit score of 720 at 77% LTV. Compensating Factors: 1) Reserves of $25,888.43; exceed the minimum reserve requirement of $4,603.62 2) 73.33% LTV; 6.67% below 80% maximum 3) DSC ratio of 123.157%; 23.157% greater than 100% minimum 4) Borrower has been self employed for the past 3 years. 5) No late payments on credit report and no public records	432	3/11/2019	Waived/Exception Granted	Client elected to waive with compensating factors,	Compensating Factors:

1. Reserves of $25,888.43; exceed the minimum reserve requirement of $4,603.62
2. 73.33% LTV; 6.67% below 80% maximum
3. DSC ratio of 123.157%; 23.157% greater than 100% minimum
4. Borrower has been self employed for the past 3 years.
									5. No late payments on credit report and no public records	Waived	Credit	EG2	3/11/2019	Investment Property	CT	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	VA	EG1	A	VA
6/19/2019	721109	xxxxxx	Credit - General Underwriting Guideline Violation	Client approved exception for waiving requirement for borrower's primary residence VOR vs. program requirement to provide primary housing payment history no more than 1x30x12. Compensating Factors: 1) Reserves of $25,888.43; exceed the minimum reserve requirement of $4,603.62 2) 73.33% LTV; 6.67% below 80% maximum 3) DSC ratio of 123.157%; 23.157% greater than 100% minimum 4) Borrower has been self employed for the past 3 years. 5) No late payments on credit report and no public records	808	5/3/2019	Waived/Exception Granted	5/3 Client elects to waive guideline requirement with compensating factors.	Compensating Factors:

1. Reserves of $25,888.43; exceed the minimum reserve requirement of $4,603.62
2. 73.33% LTV; 6.67% below 80% maximum
3. DSC ratio of 123.157%; 23.157% greater than 100% minimum
4. Borrower has been self employed for the past 3 years.
									5. No late payments on credit report and no public records	Waived	Credit	EG2	3/11/2019	Investment Property	CT	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	VA	EG1	A	VA
6/19/2019	715821	xxxxxx	Credit - Income and Assets	Guidelines require 3 months PITIA reserves totaling $14,025.99. Based on the asset documentation, the borrower reserves total $15,416.25 which does not meet the reserve requirement.///Update 10/19/18 guidelines would only require 3 months PITIA in reserves $14,025.99 but as the deposit of $78,500.00 cannot be sourced it has not been included in the borrower reserve totals. The processer cert only reflects that the borrower deposited these funds and not where the funds originated from. /// UPDATE 12/11/2018: Guidelines defer to FNMA (Calculating and Verifying Borrower Assets for Closing and Reserves). The undocumented cash funds of $78,500 cannot be considered. Cash held on hand does not meet verified asset requirements.	47	12/13/2018	Credit condition cleared	Used xxxxxx statement dated 11/07/2018 - Omitted Gift as it was already deposited in xxxxxx account. Sufficient reserves.		Cleared	Credit	EG1	11/27/2018	Investment Property	NY	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	715821	xxxxxx	Credit - Income and Assets	Missing source of the $78,500.00 deposit dated xxxxxx into the borrower's xxxxxx account xx8937. Subject to re-calculation of reserves upon receipt. ///Update The 10/19/18 guidelines would only require 3 months PITIA in reserves $14,025.99 but as the deposit of $78,000.00 cannot be sourced it has not been included in the borrower reserve totals. The processer cert only reflects that the borrower deposited these funds and not where the funds originated from./// UPDATE 12-11-18: Processor Certification received - addresses the undocumented cash deposit only, and not the source from which the undocumented cash was derived. Undocumented cash deposits are not an eligible source of closing funds (guidelines defer to FNMA-Verifying Borrower Assets for Closing and Reserves).	52	12/13/2018	Credit condition cleared	xxxxxx Online Print out reflects all transactions - From Initial withdrawal in July, counter credit and finally EMD check cashed. Condition Cleared by xxxxxx.		Cleared	Credit	EG1	11/27/2018	Investment Property	NY	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	715543	xxxxxx	Credit - Income and Assets	Missing documentation to support borrower's ownership interest in the business checking account with xxxxxx xx4329 xxxxxx and CPA/professional tax preparer letter stating withdrawal of the funds will not have a negative impact on the business. There is a $100,000 transfer from the business account into the xxxxxx personal account xx0612 dated xxxxxx Exclusion of these funds results in assets of $132,532.18 and would be insufficient to meet the minimum closing funds requirement of $174,142.19, and reserve requirement of $9,274.23. /// UPDATE 12/14/18: The transfer of funds from the business account to the personal account is not the issue. Missing documentation to support the borrower has ownership interest in the business account is missing. If borrower does not have ownership interest in business account, the business funds transfer can't be considered towards assets or reserves // UPDATE 02/20/19: CPA letter provided states xxxxxx is a partner of xxxxxx and does not reflect the borrower has ownership. If the borrower does not have ownership interest in the business account, the business funds transfer can't be considered towards assets or reserves.	74	5/15/2019	Credit condition cleared	Gfit Letter From Account Owner (brr husband)	Compensating Factors: 1) FICO score of 726; 26 points above min FICO of 700 2) Good mortgage payment history with 0x30x20 months 3) 15 months reserves; 12 months greater than min of 3 months	Cleared	Credit	EG1	12/4/2018	Investment Property	MA	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	717343	xxxxxx	Credit - Credit	\\\\\Update 03/26/2019 received Seller approved exception regarding evidence of satisfaction of the 1st Trust Deed with xxxxxx on the borrower's primary residence. \\\Update 03/08/2019 xxxxxx Title issued a lien summary that indicated there is an open deed of trust for xxxxxx on the property at xxxxxx Missing copy of reconveyance from title or bankruptcy schedules from Chapter 11 BK to support satisfaction of obligation. Missing most recent 12 months mortgage rating maximum 1x30x12 for the 1st mortgage on the borrowers primary residence at xxxxxx or evidence the lien was satisfied. The 1st lien was originated on xxxxxx xx8479. The property lien summary for xxxxxx dated xxxxxx is located in the file and reflects a 1st Open Deed of Trust for xxxxxx. This exception is a duplicate exception of loan ID 520 Compensating factors 1.DSC is 111.921% and 11.921% greater than the minimum 100.00% required by the lender guidelines. 2.The borrower has been employed with the xxxxxx for 24 years 3. Reserves exceed requirement by 10 months or more 4. Subject property xxxxxx > 5 years 5. Employed at same job > 10 years	94	6/5/2019	Waived/Exception Granted	\\\\\Update 03/26/2019 received Seller approved exception regading evidence of satisfaction of the 1st Trust Deed with xxxxxx on the borrower's primary residence \\\Update 03/08/2019 xxxxxx Title issued a lien summary that indicated there is an open deed of trust for xxxxxx on the property at xxxxxx Missing copy of reconveyance from title or bankruptcy schedules from Chapter 11 BK to support satisfaction of obligation.	Compensating factors 1. Reserves exceed requirement by 10 months or more 2. Subject property home ownership > 5 years 3. Employed at same job > 10 years	Waived	Credit	EG2	1/7/2019	Investment Property	NV	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	VA	EG1	A	VA
6/19/2019	717343	xxxxxx	Credit - General Underwriting Guideline Violation	Missing LOE for the borrowers primary residence address discrepancy. The Credit report and documentation in the file reflects the borrower primary residence address is xxxxxx versus the 1003 loan application reflects the borrowers primary address as xxxxxx Update 1/18/2019: The guarantors drivers license reflects the primary residence address of xxxxxx The 1003 loan application reflects that the guarantor has been at the xxxxxx address for 11 years but the guarantor's drivers license which reflects the xxxxxx was issued xxxxxx.	95	2/20/2019	Credit condition cleared	Update 1/18/2019: The guarantors drivers license reflects the primary residence address of xxxxxx The 1003 loan loan application reflects that the guarantor has been at the xxxxxx address for 11 years but the guarantor's drivers license which reflects the xxxxxx was issued xxxxxx/// Update 02/20/2019 Received letter of explanation regarding the address discrepancy. The property at xxxxxx is the borrower primary residence.	Compensating factors 1. Reserves exceed requirement by 10 months or more 2. Subject property home ownership > 5 years 3. Employed at same job > 10 years	Cleared	Credit	EG1	1/7/2019	Investment Property	NV	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	VA	EG1	A	VA
6/19/2019	717343	xxxxxx	Credit - Insurance and Title	Missing copy of the Trust Cert for the xxxxxx Trustees of xxxxxx dated xxxxxx; Or documentation from Title to support the borrower has the ability to encumber the subject property. Three transfer deeds were provided changing vesting from the business name into a trust; From the trust to the borrower and spouse; From the borrower and spouse to the borrower individually, all dated xxxxxx.	98	1/14/2019	Credit condition cleared	Update 1/14/2019 Amended Certificate of Revocable Family Trust for xxxxxx Received.	Compensating factors 1. Reserves exceed requirement by 10 months or more 2. Subject property home ownership > 5 years 3. Employed at same job > 10 years	Cleared	Credit	EG1	1/7/2019	Investment Property	NV	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	VA	EG1	A	VA
6/19/2019	721298	xxxxxx	Credit - Income and Assets	The borrower needs to supply evidence of 3 mos reserves equaling $5,201.61 to satisfy the reserve requirements. Seller approved exception for program requirement of 3 months with 1 month of reserves.Compensating Factors: 1) 688 credit score; 48 points above minimum credit score of 640 as required by guidelines 2) Borrower has been self-employed for the past 12 years. 3) No late payments; no public records	500	3/21/2019	Waived/Exception Granted	Client elects to waive guideline requirement with compensating factors.	Compensating Factors:

1) 688 credit score; 48 points above minimum credit score of 640 as required by guidelines
2) Borrower has been self-employed for the past 12 years.
									3) No late payments; no public records	Waived	Credit	EG2	3/21/2019	Investment Property	CA	xxxxxx	Purchase	Not covered / exempt	EG2	B	B	EG2	B	B	EG2	B	CB	EG2	B	CB	EG1	A	VA	EG1	A	VA
6/19/2019	718969	xxxxxx	Credit - General Underwriting Guideline Violation	Missing updated rate lock confirmation to match margin on Note (5.99). The rate lock confirmation dated xxxxxx reflects a margin on 5.25%. The Note dated xxxxxx reflects a margin of 5.99%.	191	3/8/2019	Credit condition cleared	3/8 Received updated Note with 5.25% margin	Compensating Factors: 1) 746 credit score; 46 points greater than 700 minimum 2) $103,461.39 reserves; $57,485.82 greater than $45,975.57 minimum.	Cleared	Credit	EG1	2/5/2019	Investment Property	FL	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	718969	xxxxxx	Credit - Legal Documentation	Missing copy of legal description to Mortgage. Mortgage shows see attached schedule "A." \\\Update 02/07/2019 The Mortgage refers to attached exhibit A and the documentation provided does not reflect Exhibit A and is not sufficient	200	2/8/2019	Credit condition cleared	\\\Update 02/07/2019 The Mortgage referes to attached exhibit A and the documentation provided does not reflect Exhbit A and is not sufficient\\\ update 02/08/2019 Received updated Legal description contianing the Exhibit A reference as indicated on the Deed of Trust/Mortgage	Compensating Factors: 1) 746 credit score; 46 points greater than 700 minimum 2) $103,461.39 reserves; $57,485.82 greater than $45,975.57 minimum.	Cleared	Credit	EG1	2/5/2019	Investment Property	FL	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	718969	xxxxxx	Credit - General Underwriting Guideline Violation	The Note reflects a prepayment penalty of 2 years and does not meet the guideline requirement of 3 years.	204	2/7/2019	Credit condition cleared	\\\Updated 02/07/2019 Prepay addendum reflecting a 2 year prepay in the file.	Compensating Factors: 1) 746 credit score; 46 points greater than 700 minimum 2) $103,461.39 reserves; $57,485.82 greater than $45,975.57 minimum.	Cleared	Credit	EG1	2/5/2019	Investment Property	FL	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	721160	xxxxxx	Credit - Credit	Seller Approved Exception for credit score of 698 not meeting the program requirement of 700. Compensating Factors: 1) Reserves of $21,906.54; exceed the minimum reserve requirement of $2,310.84 2) VOM confirms mortgage is current and paid on time for the past 12 months 3) Borrower has 7 active tradelines; all paid as agreed since discharge of xxxxxx Borrower has been employed for the past 7.67 years	453	3/13/2019	Waived/Exception Granted	Client elects to waive guideline requirement with compensating factors.	Compensating Factors:

1) Reserves of $21,906.54; exceed the minimum reserve requirement of $2,310.84
2) VOM confirms mortgage is current and paid on time for the past 12 months
3) Borrower has 7 active tradelines; all paid as agreed since discharge of xxxxxx
									4) Borrower has been employed for the past 7.67 years	Waived	Credit	EG2	3/13/2019	Investment Property	PA	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	VA	EG1	A	VA
6/19/2019	721160	xxxxxx	Credit - General Underwriting Guideline Violation	Missing completed quit claim deed between xxxxxx and borrower.	457	3/21/2019	Credit condition cleared	3/21 Received completed Quitclaim Deed	Compensating Factors:

1) Reserves of $21,906.54; exceed the minimum reserve requirement of $2,310.84
2) VOM confirms mortgage is current and paid on time for the past 12 months
3) Borrower has 7 active tradelines; all paid as agreed since discharge of xxxxxx
									4) Borrower has been employed for the past 7.67 years	Cleared	Credit	EG1	3/13/2019	Investment Property	PA	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	VA	EG1	A	VA
6/19/2019	719692	xxxxxx	Compensating Factors:

1) 743 FICO; 23 points above minimum FICO of 720 as required by guidelines
2) Reserves of $243,431.29; exceed the minimum reserve requirement of $68,970.33 (18 additional investment properties)
3) 69.80% LTV; 10.20% below 80.00% maximum
									4) DSC ratio of 103.078%; 3.078% greater than 100.00% minimum	Closed			2/14/2019	Investment Property	NV	xxxxxx	Refinance - cash out	Not covered / exempt	EG1	A	A	EG1	A	A	EG1	A	CA	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	721806	xxxxxx	Credit - General Underwriting Guideline Violation	Seller approved the exception for the program maximum 65% LTV for a non-warrantable condo. The LTV for the subject property is 70%. Compensating Factors: 1) 788 credit score; 88 points above minimum credit score of 700 as required by guidelines 2) No late payments; no public records 3) Long established condo, project first marketed in 1972	502	3/21/2019	Waived/Exception Granted	Client elects to waive as non-warrantable projects are an eligible property type. Client does have Covius review all of our non-warrantable projects	Compensating Factors:

1) 788 credit score; 88 points above minimum credit score of 700 as required by guidelines
2) No late payments; no public records
									3) Long established condo, project first marketed in 1972	Waived	Credit	EG2	3/21/2019	Investment Property	NY	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	VA	EG1	A	VA
6/19/2019	721806	xxxxxx	Credit - General Underwriting Guideline Violation	Seller approved the exception for the program requirement that Units owned by the sponsor, developer or affiliates may not be delinquent on amounts due to the homeowner association. Questionnaire states that the sponsor is not current on all amounts due to the homeowner association.Compensating Factors: 1) 788 credit score; 88 points above minimum credit score of 700 as required by guidelines 2) No late payments; no public records 3) Long established condo, project first marketed in 1972	503	3/21/2019	Waived/Exception Granted	Client elects to waive guideline requirement with compensating factors.	Compensating Factors:

1) 788 credit score; 88 points above minimum credit score of 700 as required by guidelines
2) No late payments; no public records
									3) Long established condo, project first marketed in 1972	Waived	Credit	EG2	3/21/2019	Investment Property	NY	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	VA	EG1	A	VA
6/19/2019	721806	xxxxxx	Credit - General Underwriting Guideline Violation	Seller approved the exception for the program requirement that no more than 50% of total units in the subject property may be xxxxxx occupied. Investor concentration is 65.67% (Out of 3,985 total units: 1,000 rented plus 1,617 sponsor owned.Compensating Factors: 1) 788 credit score; 88 points above minimum credit score of 700 as required by guidelines 2) No late payments; no public records 3) Long established condo, project first marketed in 1972	504	3/21/2019	Waived/Exception Granted	Client elects to waive guideline requirement with compensating factors.	Compensating Factors:

1) 788 credit score; 88 points above minimum credit score of 700 as required by guidelines
2) No late payments; no public records
									3) Long established condo, project first marketed in 1972	Waived	Credit	EG2	3/21/2019	Investment Property	NY	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	VA	EG1	A	VA
6/19/2019	721806	xxxxxx	Credit - General Underwriting Guideline Violation	Seller approved exception for Fidelity bond not including management agent coverage.Compensating Factors:1) 788 credit score; 88 points above minimum credit score of 700 as required by guidelines2) No late payments; no public records3) Long established condo, project first marketed in 1972	505	3/21/2019	Waived/Exception Granted	Client elects to waive guideline requirement with compensating factors.	Compensating Factors:

1) 788 credit score; 88 points above minimum credit score of 700 as required by guidelines
2) No late payments; no public records
									3) Long established condo, project first marketed in 1972	Waived	Credit	EG2	3/21/2019	Investment Property	NY	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	VA	EG1	A	VA
6/19/2019	721806	xxxxxx	Credit - Income and Assets	Seller approved the exception for the program requirement that the borrower needs to supply evidence of 3 months reserves equaling $6,421.77 to satisfy the reserve requirement. The borrower doesn't meet the reserves requirement.Compensating Factors: 1) 788 credit score; 88 points above minimum credit score of 700 as required by guidelines 2) No late payments; no public records 3) Long established condo, project first marketed in 1972	506	3/21/2019	Waived/Exception Granted	Client elects to waive guideline requirement with compensating factors.	Compensating Factors:

1) 788 credit score; 88 points above minimum credit score of 700 as required by guidelines
2) No late payments; no public records
									3) Long established condo, project first marketed in 1972	Waived	Credit	EG2	3/21/2019	Investment Property	NY	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	VA	EG1	A	VA
6/19/2019	719879	xxxxxx	Compensating Factors:

1) 684 FICO; 44 point above minimum FICO of 640 as required by guidelines
2) Reserves of $47,288.68; exceed the minimum reserve requirement of $3,758.34
									3) 50.19% LTV; 24.81% below 75.00% maximum	Closed			2/25/2019	Investment Property	CA	xxxxxx	Refinance - rate and term	Not covered / exempt	EG1	A	A	EG1	A	A	EG1	A	CA	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	719257	xxxxxx	Credit - General Underwriting Guideline Violation	Seller Approved Exception for Non-Arms-Length transaction on investment property without a second appraisal versus guideline requirement of owner occupied property with a second appraisal.Compensating factors: 1) 715 credit score; 75 points greater than 640 minimum. 2) 0 x 30 x 82 3) $12,086.76 reserves (7.32 months); 4.32 months greater than 3 month program requirement ($4,951.08)	485	3/18/2019	Waived/Exception Granted	Client elects to waive guideline requirement with compensating factors.	Compensating Factors 1) 715 credit score; 75 points greater than 640 minimum. 2) 0 x 30 x 82 3) $12,086.76 reserves (7.32 months); 4.32 months greater than 3 month program requirement ($4,951.08)	Waived	Credit	EG2	2/8/2019	Investment Property	PA	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	VA	EG1	A	VA
6/19/2019	719135	xxxxxx	Credit - General Underwriting Guideline Violation	The lender guidelines do now allow for properties to be used for xxxxxx purposes. The appraisal reflects the property is used for overnight rentals. Exception submitted and approved by lender and located in the loan fileCompensating Factors 1. FICO of 771 is 51 points higher than the minimum of 720 required by the lender guidelines 2. 60.00% LTV is 20% below the maximum of 80.00% 3. 0x30 mortgage history for 25 months	231	2/25/2019	Waived/Exception Granted	Client elects to waive guideline requirement with compensating factors.	Compensating Factors
1. FICO of 771 is 51 points higher than the minimum of 720 required by the lender guidelines
2. 60.00% LTV is 20% below the maximum of 80.00%
3. $140,247.68 Reserves; $134,296.00 greater than $5950.32 minimum
									4. 0x30 mortgage history for 25 months	Waived	Credit	EG2	2/8/2019	Investment Property	TN	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	VA	EG1	A	VA
6/19/2019	718321	xxxxxx	Credit - General Underwriting Guideline Violation	\\\Update 03/08/2019 The Affidavit of xxxxxx in fact supports that the party acting as the Power or Attorney xxxxxx is also acting as the borrower's real estate agent which is not permitted per the guidelines. Power of Attorney does not meet guideline requirements. 1) The Power of Attorney document was not given or executed by the borrower. 2) The entity xxxxxx reflected as the Power of Attorney is also acting as the buyer's selling agent on the purchase contract and is not eligible per the lender guidelines. 3) The Limited Liability Company Affidavit provided was executed by the xxxxxx as an authorized agent of xxxxxx (borrower's self-employed business per 1003) which renders him an interested party to the transaction. ///Update 03/13/2019 received approved lender exception for the POA to be party to the transaction.Compensating factors 1. Fico is 760 which is 100 points greater than minimum FICO required by lender requirement of 6402. LTV of 70% which is 10% below the maximum of 80% allowed by the lender guidelines 3. 0x30 housing history for the past 12 months	162	3/13/2019	Waived/Exception Granted	Client elects to waive the exception with verified compensating factors	Compensating Factors

1) 760 FICO; 140 points above minimum FICO of 620 as required by guidelines
2) Reserves of $233,001.47; exceed the minimum reserve requirement of $16,267.68
									3) DSC ratio of 105.701%; 5.7% greater than 100.00% minimum	Waived	Credit	EG2	1/24/2019	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	VA	EG1	A	VA
6/19/2019	718321	xxxxxx	Credit - Income and Assets	Missing access letter from xxxxxx to evidence that the borrower has 100% access to the funds in the joint personal xxxxxx account xx 8375.	163	2/6/2019	Credit condition cleared	\\\Update 02/06/2019 Received signed access letter from xxxxxx.	Compensating Factors

1) 760 FICO; 140 points above minimum FICO of 620 as required by guidelines
2) Reserves of $233,001.47; exceed the minimum reserve requirement of $16,267.68
									3) DSC ratio of 105.701%; 5.7% greater than 100.00% minimum	Cleared	Credit	EG1	1/24/2019	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	VA	EG1	A	VA
6/19/2019	718321	xxxxxx	Credit - General Underwriting Guideline Violation	Missing documentation to evidence the borrower's 100% ownership interest in xxxxxx business checking account is the source of the $5,000.00 EMD funds, and the $75,000.00 transfer to the borrower's personal bank account. The Limited Liability Company Affidavit executed by xxxxxx as authorized signatory of xxxxxx is not sufficient. Need Articles of Incorporation to support borrower's 100% ownership or other equivalent document.	165	1/30/2019	Credit condition cleared	Received documentation to evidence borrower is the owner of the xxxxxx business	Compensating Factors

1) 760 FICO; 140 points above minimum FICO of 620 as required by guidelines
2) Reserves of $233,001.47; exceed the minimum reserve requirement of $16,267.68
									3) DSC ratio of 105.701%; 5.7% greater than 100.00% minimum	Cleared	Credit	EG1	1/24/2019	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	VA	EG1	A	VA
6/19/2019	718316	xxxxxx	Credit - General Underwriting Guideline Violation	\\\Update 03/04/2019 Received executed copy of the fixed/adjustable rate rider that reflected a Margin of 5.25%. Missing executed Note that reflects a margin of 5.25%/// UPDATE 2/27/19: Unexecuted copy of Note and ARM rider received reflecting margin of 5.25%. Missing fully executed copies and documentation to show xxxxxx was submitted with mortgage for recording. The Margin reflected on the Note of 5.990% does not match the guideline requirement of 5.25%	156	5/14/2019	Credit condition cleared	\\\Update 03/04/2019 Received executed copy of the fixed/adjustable rate rider that reflected a Margin of 5.25%.	Compensating Factors:

1) 634 FICO; 14 points above minimum FICO of 620 as required by guidelines
2) Reserves of $129,480.73; exceed the minimum reserve requirement of $3,646.83
									3) DSC ratio of 117.791%; 17.8% greater than 100.00% minimum	Cleared	Credit	EG1	1/23/2019	Investment Property	PA	xxxxxx	Refinance - cash out	Not covered / exempt	EG2	B	B	EG1	A	A	EG2	B	CB	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	721894	xxxxxx							Compensating Factors 1. 768 Fico is 148 points greater than the minimum of 620 required by the lender guidelines 2. 0x30 mortgage history for 82 months 3. Self employed for 26 years	Closed			3/21/2019	Investment Property	NJ	xxxxxx	Refinance - cash out	Not covered / exempt	EG1	A	A	EG1	A	A	EG1	A	CA	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	719690	xxxxxx	Compensating Factors:

1) 682 FICO; 2 point above minimum FICO of 680 as required by guidelines
2) Reserves of $219,855.18; exceed the minimum reserve requirement of $56,052.27
									3) DSC ratio of 205.986%; 105.986% greater than 100.00% minimum	Closed			2/19/2019	Investment Property	NJ	xxxxxx	Refinance - cash out	Not covered / exempt	EG1	A	A	EG1	A	A	EG1	A	CA	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	719511	xxxxxx	Credit - Legal Documentation	// UPDATE 2-21-19: Rec'd copy of legal description, however, this is a copy of title's legal description and not the copy attached to the Mortgage. Please provide the copy that was attached to the Mortgage. /// Missing Mortgage with legal description attached as "Exhibit A".	294	6/5/2019	Credit condition cleared	Rec'd missing docs	Compensating Factors:

1) 702 FICO; 2 points above minimum FICO of 700 as required by guidelines
2) Reserves of $75,717.23; exceed the minimum reserve requirement of $35,091.09
									3) 70.00% LTV; 5.00% below 75.00% maximum	Cleared	Credit	EG1	2/19/2019	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	VA	EG1	A	VA
6/19/2019	719511	xxxxxx	Credit - General Underwriting Guideline Violation	The lender guideline indicate that no more than 50% of the total units in the subject project may be xxxxxx The appraisal dated xxxxxx reflected that the subject project contained 91 units and of those 95 units, 81 units were xxxxxx occupied. This would exceed the 50% guideline tolerance. Exception granted by lender and provided in file Compensating factors 1. Fico Score is 702 and 62 points > program requirement of 640 2. Credit report reflects 12 open mortgages and 14 closed mortgages all paid as agreed. 3. No single entity owns more than 1 unit 4. No Public Records 5. No Litigation within the project.	300	2/20/2019	Waived/Exception Granted	Client elected to waive with compensating factors,	Compensating Factors:

1) 702 FICO; 2 points above minimum FICO of 700 as required by guidelines
2) Reserves of $75,717.23; exceed the minimum reserve requirement of $35,091.09
									3) 70.00% LTV; 5.00% below 75.00% maximum	Waived	Credit	EG2	2/19/2019	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	VA	EG1	A	VA
6/19/2019	719695	xxxxxx	Credit - Credit	Missing most recent 12 months mortgage history for the subject property. Maximum 1x30x12. Subject to requalification.	291	4/17/2019	Credit condition cleared	Rec'd VOM	Compensating factors 1. DSCR of 237.9%; 127.9% higher than minimum 110% DSCR as required in the guidelines 2. The guarantor's non subject housing history is 0x30x12	Cleared	Credit	EG1	2/19/2019	Investment Property	NJ	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG3	C	C	EG3	C	CC	EG2	B	CB	EG3	C	VC	EG3	C	VC
6/19/2019	719695	xxxxxx	Credit - General Underwriting Guideline Violation	Missing copy of payoff demand to verify that amount reflected on the file HUD-1 is sufficient to pay off lien. // UPDATE 3/1: Received payoff demand for $148,384.29 and Settlement Statement reflects $146,890.60. Missing copy of payoff demand to verify that amount reflected on the file HUD-1 is sufficient to pay off lien.	292	3/21/2019	Credit condition cleared	3/21 Received updated payoff demand	Compensating factors 1. DSCR of 237.9%; 127.9% higher than minimum 110% DSCR as required in the guidelines 2. The guarantor's non subject housing history is 0x30x12	Cleared	Credit	EG1	2/19/2019	Investment Property	NJ	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG3	C	C	EG3	C	CC	EG2	B	CB	EG3	C	VC	EG3	C	VC
6/19/2019	719695	xxxxxx	Credit - Credit	Seller exception granted to allow credit report greater than 90 days old but less than 120 old vs program requirement that credit report be dated within 90 days of the Note date for both borrowers.Compensating factors1. DSCR of 237.9%; 127.9% higher than minimum 110% DSCR as required in the guidelines2. The guarantor's non subject housing history is 0x30x12	363	3/1/2019	Waived/Exception Granted	Client elects to waive with verified compensating factors.	Compensating factors 1. DSCR of 237.9%; 127.9% higher than minimum 110% DSCR as required in the guidelines 2. The guarantor's non subject housing history is 0x30x12	Waived	Credit	EG2	2/19/2019	Investment Property	NJ	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG3	C	C	EG3	C	CC	EG2	B	CB	EG3	C	VC	EG3	C	VC
6/19/2019	719695	xxxxxx	Property - Collateral	Missing secondary valuation report. Property is a mixed-use property.	971	6/27/2019	Waived/Exception Granted	Client elects to waive with verified compensating factors.	Compensating factors 1. DSCR of 237.9%; 127.9% higher than minimum 110% DSCR as required in the guidelines 2. The guarantor's non subject housing history is 0x30x12	Waived	Property	EG3	2/19/2019	Investment Property	NJ	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG3	C	C	EG3	C	CC	EG2	B	CB	EG3	C	VC	EG3	C	VC
6/19/2019	720709	xxxxxx	Credit - General Underwriting Guideline Violation	Missing a copy of the Final HUD-1 and Note for the closing of the properties located at xxxxxx Subject to recalculation of funds to close and reserves.	385	3/11/2019	Credit condition cleared	Rec'd Note and HUD1 for xxxxxx Closing funds deducted from Assets. Reserves sufficient.	Compensating Factors
1. 0x30 mortgage history for 12 months
2. DSC is 126.206% and is 26.206% greater than the minimum of 100.00% required by the guidelines
									3. $44,335.65 Reserves; $21,225.17 greater than $23,110.48 minimum required.	Cleared	Credit	EG1	3/5/2019	Investment Property	AZ	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	720718	xxxxxx	Credit - General Underwriting Guideline Violation	\\\\Update 03/11/2019 Received Final HUD-1 for property located at xxxxxx Missing the Note for property located at xxxxxx as well at Note and Final HUD-1 for property located at xxxxxx Missing a copy of the Final HUD-1 and Note for the closing of the properties located at xxxxxx Subject to recalculation of funds to close and reserves.	387	3/11/2019	Credit condition cleared	Rec'd HUD1 and Note for property at xxxxxx Closing funds deducted from total assets. Net reserves sufficient.	Compensating Factors
1. 0x30 mortgage history for 12 months
2. DSC is 126.206% and is 26.206% greater than the minimum of 100.00% required by the guidelines
									3. $44,335.65 Reserves: $21,225.17 greater than $23,110.48 minimum required.	Cleared	Credit	EG1	3/6/2019	Investment Property	AZ	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	720715	xxxxxx	Credit - General Underwriting Guideline Violation	\\\Update 03/11/2019 Received Final HUD-1 for the closing of the property at xxxxxx but missing the Final HUD for the closing of the property at xxxxxx Missing a copy of the Final HUD-1 and Note for the closing of the properties located at xxxxxx Subject to recalculation of funds to close and reserves.	386	3/11/2019	Credit condition cleared	Rec'd HUD1 and Note for property at xxxxxx Closing funds deducted from total assets. Net reserves sufficient.	Compensating factors
1. 0x30 mortgage history for 12 months
2. DSC = 126.206% and is 26.206% greater than the minimum of 100.00% required by the lender guidelines
									3. $39,335.65 reserves; $116,225.17 greater than $23,110.48 minimum required.	Cleared	Credit	EG1	3/5/2019	Investment Property	AZ	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	721211	xxxxxx	Credit - Legal Documentation	//// UPDATE 3/18/19: The copy of the Mortgage provided does have a copy of pg. 10 of the title policy that contains the legal description. Missing a copy of the legal description that was sent for recording with the Mortgage. //// Missing legal description in mortgage.	464	3/20/2019	Credit condition cleared	Received mortgage with legal description from the title commitment.\\\Update 3/20/2019 received legal description for mortgage that was no issued by the title company	Compensating Factors:

1) 750 credit score; 30 points above minimum credit score of 720 as required by guidelines
2) Reserves of $96,634.74; exceed the minimum reserve requirement of $4,446.30
3) 75% LTV; 5% below 80% maximum
4) DSC ratio of 101.578%; 1.578% greater than 100% minimum
									5) No late payments on credit report and no public records	Cleared	Credit	EG1	3/14/2019	Investment Property	FL	xxxxxx	Refinance - rate and term	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	720178	xxxxxx	Credit - Credit	Missing explanation the following credit inquiries and evidence no mortgage obligations were originated: xxxxxx 01/09/2019: xxxxxx 01/09/2019.	357	3/5/2019	Credit condition cleared	Rec'd missing docs	Compensating factors 1) 794 FICO: 174 points greater than 620 minimum requirement 2) 160.7% DSC; 60.7% greater than 100% minimum requirement	Cleared	Credit	EG1	2/28/2019	Investment Property	NC	xxxxxx	Purchase	Not covered / exempt	EG2	B	B	EG1	A	A	EG2	B	CB	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	722623	xxxxxx	Credit - Legal Documentation	Missing legal description in mortgage. The legal description provided is from the preliminary title policy.	622	4/8/2019	Credit condition cleared	received legal description reflected on the mortgage	Compensating Factors:

716 credit score; 36 points above minimum credit score of 680 as required by guidelines
Reserves of $167,357.94; exceed the minimum reserve requirement of $11,818.41
60% LTV; 10% below 70% maximum
No late payments (0x30x12); no public records
Borrower has been self-employed for the past 17 years.
									DSC ratio of 128.272%; 28.272% greater than 100% minimum	Cleared	Credit	EG1	4/2/2019	Investment Property	NJ	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	722623	xxxxxx	Credit - Insurance and Title	Missing fully executed grant deed between xxxxxx Grant deed to be executed prior to loan closing	628	4/8/2019	Credit condition cleared	Received executed grant deed	Compensating Factors:

716 credit score; 36 points above minimum credit score of 680 as required by guidelines
Reserves of $167,357.94; exceed the minimum reserve requirement of $11,818.41
60% LTV; 10% below 70% maximum
No late payments (0x30x12); no public records
Borrower has been self-employed for the past 17 years.
									DSC ratio of 128.272%; 28.272% greater than 100% minimum	Cleared	Credit	EG1	4/2/2019	Investment Property	NJ	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	720461	xxxxxx	Credit - General Underwriting Guideline Violation	\\\Update 03/07/2019 fully executed warranty deed received . Missing copy of fully executed quit claim deed removing xxxxxx as a vested party on title. The quit claim deed in the file is not signed.	375	3/7/2019	Credit condition cleared	\\\Update 03/07/2019 fully executed warranty deed received	Compensating Factors:

1) 709 FICO; 9 points above minimum FICO of 700 as required by guidelines
2) Reserves of $183,659.32; exceed the minimum reserve requirement of $6,606.69
									3) 56.34% LTV; 13.66% below 70.00% maximum	Cleared	Credit	EG1	3/4/2019	Investment Property	FL	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	723557	xxxxxx							Compensating Factors 1. 742 FICO is 42 points than the minimum of 700 required by the guidelines 2. 0x30 housing history for 24 months	Closed			4/23/2019	Investment Property	NY	xxxxxx	Refinance - cash out	Not covered / exempt	EG1	A	A	EG1	A	A	EG1	A	CA	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	723558	xxxxxx							Compensating Factors 1. 742 FICO is 42 points than the minimum of 700 required by the guidelines 2. 0x30 housing history for 24 months	Closed			4/22/2019	Investment Property	NY	xxxxxx	Refinance - cash out	Not covered / exempt	EG1	A	A	EG1	A	A	EG1	A	CA	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	721105	xxxxxx	Credit - Income and Assets	Missing Note and Closing Disclosure/Settlement statement to calculate PITI for the following properties: xxxxxx Subject to recalculation of reserves.	447	3/15/2019	Credit condition cleared	Received Note and Closing Statement for both properties.	Compensating Factors:
1. Reserves of 81 months after closing; only 3 months plus 2 months for other investment
2. FICO of 755, 35 points above min FICO of 720 as required in the guidelines
3. LTV of 40.597%, 39.403% lower than the max LTV of 80%
									4. DSC ratio of 118.814%; 18.814% greater than 100% minimum	Cleared	Credit	EG1	3/12/2019	Investment Property	CO	xxxxxx	Refinance - rate and term	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	721108	xxxxxx	Credit - Insurance and Title	Missing updated estimated cost to rebuild. Copy in file does not take into account correct units and sq. ft. Subject to review and additional conditions may apply.	442	3/22/2019	Credit condition cleared	3/22 Received updated estimated cost to rebuild.	Compensating Factors:
1. Reserves of 57 months after closing; only 3 months plus 2 months for other investment
2. FICO of 755, 35 points above min FICO of 720 as required in the guidelines
3. LTV of 47.78%, 32.22% lower than the max LTV of 80%
									4. DSC ratio of 132.61%; 32.61% greater than 100% minimum	Cleared	Credit	EG1	3/11/2019	Investment Property	CO	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	721108	xxxxxx	Credit - Income and Assets	Missing evidence the property taxes and hazard insurance are escrowed for the following properties: xxxxxx Subject to recalculation of reserves.	443	3/18/2019	Credit condition cleared	Rec'd missing docs	Compensating Factors:
1. Reserves of 57 months after closing; only 3 months plus 2 months for other investment
2. FICO of 755, 35 points above min FICO of 720 as required in the guidelines
3. LTV of 47.78%, 32.22% lower than the max LTV of 80%
									4. DSC ratio of 132.61%; 32.61% greater than 100% minimum	Cleared	Credit	EG1	3/11/2019	Investment Property	CO	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	721108	xxxxxx	Credit - Income and Assets	Missing Note and Closing Disclosure/Settlement statement to calculate PITI for the following properties: xxxxxx Subject to recalculation of reserves.	445	3/15/2019	Credit condition cleared	Received Note and Closing Statements for both properties.	Compensating Factors:
1. Reserves of 57 months after closing; only 3 months plus 2 months for other investment
2. FICO of 755, 35 points above min FICO of 720 as required in the guidelines
3. LTV of 47.78%, 32.22% lower than the max LTV of 80%
									4. DSC ratio of 132.61%; 32.61% greater than 100% minimum	Cleared	Credit	EG1	3/11/2019	Investment Property	CO	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	721108	xxxxxx	Credit - Insurance and Title	ADDED 3/22/19: Missing satisfactory evidence of hazard insurance with coverage greater than or equal to xxxxxx for subject property. Subject to recalculation of debt ratios.	510	3/25/2019	Credit condition cleared	received sufficient dwelling coverage policy.	Compensating Factors:
1. Reserves of 57 months after closing; only 3 months plus 2 months for other investment
2. FICO of 755, 35 points above min FICO of 720 as required in the guidelines
3. LTV of 47.78%, 32.22% lower than the max LTV of 80%
									4. DSC ratio of 132.61%; 32.61% greater than 100% minimum	Cleared	Credit	EG1	3/11/2019	Investment Property	CO	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	721112	xxxxxx	Credit - Income and Assets	Missing evidence the property taxes and hazard insurance are escrowed for the following properties: xxxxxx Subject to recalculation of reserves.	450	3/15/2019	Credit condition cleared	Received mortgage statements reflecting taxes and insurance	Compensating Factors:
1. Reserves of 55 months after closing; only 3 months plus 2 months for other investment
2. FICO of 755, 35 points above min FICO of 720 as required in the guidelines
3. LTV of 60.137%, 19.863% lower than the max LTV of 80%
									4. DSC ratio of 119.583%; 19.583% greater than 100% minimum	Cleared	Credit	EG1	3/12/2019	Investment Property	CO	xxxxxx	Refinance - rate and term	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	721112	xxxxxx	Credit - Income and Assets	Missing Note and Closing Disclosure/Settlement statement to calculate PITI for the following properties: xxxxxx and xxxxxx Subject to recalculation of reserves.	451	3/15/2019	Credit condition cleared	Received Note and Closing Settlement for both properties.	Compensating Factors:
1. Reserves of 55 months after closing; only 3 months plus 2 months for other investment
2. FICO of 755, 35 points above min FICO of 720 as required in the guidelines
3. LTV of 60.137%, 19.863% lower than the max LTV of 80%
									4. DSC ratio of 119.583%; 19.583% greater than 100% minimum	Cleared	Credit	EG1	3/12/2019	Investment Property	CO	xxxxxx	Refinance - rate and term	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	724015	xxxxxx	Compensating Factors:

1. 644 credit score; 4 points above minimum credit score of 640 as required by guidelines
2. Reserves of $123,925.41; exceed the minimum reserve requirement of $4,228.65
3. 62.634% LTV; 12.366% below 75% maximum
									4. DSC ratio of 126.191%; 26.191% greater than 100% minimum	Closed			4/30/2019	Investment Property	FL	xxxxxx	Refinance - rate and term	Not covered / exempt	EG1	A	A	EG1	A	A	EG1	A	CA	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	721901	xxxxxx	Credit - General Underwriting Guideline Violation	Seller approved exception for program requirement of providing a lease and 3 months of rent receipts. The subject is a short-term rental. Compensating Factors: 1) 622 credit score; 2 points above minimum credit score of 620 as required by guidelines 2) Reserves of $88,882.76; exceed the minimum reserve requirement of $11,436.82 3) 60% LTV; 0% below 60% maximum 4) DSC ratio of 338.325%; 238.325% greater than 100% minimum 5) No public records 6) Borrowers have been self employed for the past 3 years.	486	3/18/2019	Waived/Exception Granted	Client elects to waive guideline requirement with compensating factors.	Compensating Factors:

1) 622 credit score; 2 points above minimum credit score of 620 as required by guidelines
2) Reserves of $88,882.76; exceed the minimum reserve requirement of $11,436.82
3) 60% LTV; 0% below 60% maximum
4) DSC ratio of 338.325%; 238.325% greater than 100% minimum
5) No public records
									6) Borrowers have been self employed for the past 3 years.	Waived	Credit	EG2	3/18/2019	Investment Property	TN	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	VA	EG1	A	VA
6/19/2019	721901	xxxxxx	Credit - General Underwriting Guideline Violation	Missing Final CD/HUD-1 for the closing of the property located at xxxxxx The borrower's LOE indicated that they are using the cash proceeds from the subject transaction as funds to close for closing of xxxxxx Subject to recalculation of reserves.	489	3/22/2019	Credit condition cleared	\\\Update 03/21/2019 The LOE reflected proceeds are being used to close on the property at xxxxxx The Final HUD-1 is needed to determine how much of the proceeds were used to close on xxxxxx\\\Update 03/22/2019 received final HUD-1 for purchase of the property located at xxxxxx.	Compensating Factors:

1) 622 credit score; 2 points above minimum credit score of 620 as required by guidelines
2) Reserves of $88,882.76; exceed the minimum reserve requirement of $11,436.82
3) 60% LTV; 0% below 60% maximum
4) DSC ratio of 338.325%; 238.325% greater than 100% minimum
5) No public records
									6) Borrowers have been self employed for the past 3 years.	Cleared	Credit	EG1	3/18/2019	Investment Property	TN	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	VA	EG1	A	VA
6/19/2019	720508	xxxxxx	Compensating Factors:

1) 767 FICO; 47 points above minimum FICO of 720 as required by guidelines
2) Reserves of $154,763.29; exceed the minimum reserve requirement of $11,358.99
									3) DSC ratio of 112.371%; 12.37% greater than 100.00% minimum	Closed			2/28/2019	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG1	A	A	EG1	A	A	EG1	A	CA	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	722160	xxxxxx	Compensating Factors:

806 credit score; 86 points above minimum credit score of 720 as required by guidelines
Reserves of $16,237.61; exceed the minimum reserve requirement of $3,368.31
DSC ratio of 108.379%; 8.379% greater than 100% minimum
									No late payments; no public records	Closed			3/22/2019	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG1	A	A	EG1	A	A	EG1	A	CA	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	719901	xxxxxx	Credit - Legal Documentation	Missing legal description in mortgage. The legal description provided is from the preliminary title report.	466	3/18/2019	Credit condition cleared	Rec'd missing docs	Compensating Factors:

1) 791 credit score; 91 points above minimum credit score of 700 as required by guidelines
2) Reserves of $181,753.08; exceed the minimum reserve requirement of $11,336.21
3) 69.853% LTV; 5.147% below 75% maximum
4) No late payments on credit report and no public records
									5) Borrowers have been self employed for the past 6 years.	Cleared	Credit	EG1	3/14/2019	Investment Property	CA	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG3	C	VC	EG1	A	VA
6/19/2019	719901	xxxxxx	Property - Collateral	Appraisal requires photos of all comparables utilized in the report. Missing photos of comparable sale 2 and 3. Images provided are xxxxxx only.	474	3/15/2019	Property condition cleared	Photos provided are acceptable.	Compensating Factors:

1) 791 credit score; 91 points above minimum credit score of 700 as required by guidelines
2) Reserves of $181,753.08; exceed the minimum reserve requirement of $11,336.21
3) 69.853% LTV; 5.147% below 75% maximum
4) No late payments on credit report and no public records
									5) Borrowers have been self employed for the past 6 years.	Cleared	Property	EG1	3/14/2019	Investment Property	CA	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG3	C	VC	EG1	A	VA
6/19/2019	722646	xxxxxx	Credit - General Underwriting Guideline Violation	\\\Update 4/10/2019 The Payoff does not reflected the guarantor's ownership interest in the borrowing entity. The Articles or Organization are needed to verify the guarantor's ownership interest. Added 04/09/19: Missing Articles of Organization for xxxxxx to evidence the guarantor is 100% owner of this entity. xxxxxx is the borrower on the cash out refinance for xxxxxx property from which the cash out funds were used for cash to close of subject transaction.	663	4/12/2019	Credit condition cleared	Articles or Organization received	Compensating Factors:
1. DSC ratio of 109.258%; 9.258% greater than 100% minimum
2. LTV of 57.409%, 17.591% lower than the max LTV of 75%
3. FICO of 671, 31 points above min FICO of 640 as required in the guidelines
									4. 0x30 housing history for 24 months	Cleared	Credit	EG1	4/2/2019	Investment Property	MN	xxxxxx	Refinance - rate and term	Not covered / exempt	EG2	B	B	EG1	A	A	EG2	B	CB	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	723677	xxxxxx	Credit - Income and Assets	Missing evidence of Borrower's ownership and percentage of ownership of xxxxxx Prelim reflects xxxxxx on vesting and business assets used for reserves. Subject to recalculation of assets.	760	5/3/2019	Credit condition cleared	5/3 Received Operating Agreement for xxxxxx and access letter for bank accounts.	Compensating Factors:
1. DSC ratio of 151.944%; 51.944% greater than 100% minimum
2. FICO of 664, 24 points above min FICO of 640 as required in the guidelines
3. 3.5 years of self employment
									4. No late payments (0x30x12); no public records	Cleared	Credit	EG1	4/26/2019	Investment Property	NC	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	VA	EG1	A	VA
6/19/2019	723677	xxxxxx	Credit - General Underwriting Guideline Violation	Client approved exception for LTV of 66.370% vs. program maximum of 65.00% LTV.Compensating Factors: 1.DSC ratio of 151.944%; 51.944% greater than 100% minimum 2.FICO of 664, 24 points above min FICO of 640 as required in the guidelines 3. 3.5 years of self employment 4.No late payments (0x30x12); no public records	803	5/3/2019	Waived/Exception Granted	5/3 Client elects to waive guideline requirement with compensating factors.	Compensating Factors:
1. DSC ratio of 151.944%; 51.944% greater than 100% minimum
2. FICO of 664, 24 points above min FICO of 640 as required in the guidelines
3. 3.5 years of self employment
									4. No late payments (0x30x12); no public records	Waived	Credit	EG2	4/26/2019	Investment Property	NC	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	VA	EG1	A	VA
6/19/2019	722605	xxxxxx	Property - Collateral	The subject property was listed on xxxxxx for xxxxxx and removed on xxxxxx Seller approved exception for program requirement that the subject property has not been listed for sale, and may not have been listed for sale during the three-month period preceding the date of the loan. Compensating factors: 1) 713 credit score; 13 points above minimum credit score of 700 as required by guidelines 2) No late payments (0x30x12) 3) Borrower has been self-employed for the past 5 years.	612	4/2/2019	Waived/Exception Granted	Client elects to waive guideline requirement with compensating factors.	Compensating factors: 713 credit score; 13 points above minimum credit score of 700 as required by guidelines No late payments (0x30x12) Borrower has been self-employed for the past 5 years.	Waived	Property	EG2	4/2/2019	Investment Property	OR	xxxxxx	Refinance - rate and term	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG1	A	CA	EG3	C	VC	EG2	B	VB
6/19/2019	722605	xxxxxx	Credit - Income and Assets	Missing copy of Note/repayment terms or proof property is free and clear for the property at xxxxxx OR. Subject to recalculation of reserves.	615	4/9/2019	Credit condition cleared	Received copy of the Note dated xxxxxx for the property located at xxxxxx.	Compensating factors: 713 credit score; 13 points above minimum credit score of 700 as required by guidelines No late payments (0x30x12) Borrower has been self-employed for the past 5 years.	Cleared	Credit	EG1	4/2/2019	Investment Property	OR	xxxxxx	Refinance - rate and term	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG1	A	CA	EG3	C	VC	EG2	B	VB
6/19/2019	722605	xxxxxx	Credit - Income and Assets	Insufficient reserves. Missing additional asset statement to support minimum reserve requirement of $32,072.34 (subject property plus additional investment properties). Current assets support reserves of $22,282.00 and are short $9,790.34. Subject to re-calculation upon receipt.	618	4/9/2019	Credit condition cleared	Received Final HUD for refinance with Seller for the property located xxxxxx OR. The HUD-1 reflected the borrower receiving $53,928.13 cash out from this transaction. The funds were appliled to the borrower reserves and he now meet the reserve requirement.	Compensating factors: 713 credit score; 13 points above minimum credit score of 700 as required by guidelines No late payments (0x30x12) Borrower has been self-employed for the past 5 years.	Cleared	Credit	EG1	4/2/2019	Investment Property	OR	xxxxxx	Refinance - rate and term	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG1	A	CA	EG3	C	VC	EG2	B	VB
6/19/2019	722605	xxxxxx	Credit - Credit	///Update 04/09/2019 Missing Final HUD-1 and Note to reflect terms of concurrent refinance with Seller Mortgage for the property located at xxxxxx The application dated xxxxxx reflects there is an ongoing refinance for this investment property. \\\\Update 04/08/2019 Final HUD-1 provided does not reflect either xxxxxx Missing copy of final HUD1 to evidence xxxxxx acct were paid in full.	619	4/10/2019	Credit condition cleared	The lender provided documentation to evidence that the proposed concurrent refinance was cancelled by the borrower	Compensating factors: 713 credit score; 13 points above minimum credit score of 700 as required by guidelines No late payments (0x30x12) Borrower has been self-employed for the past 5 years.	Cleared	Credit	EG1	4/2/2019	Investment Property	OR	xxxxxx	Refinance - rate and term	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG1	A	CA	EG3	C	VC	EG2	B	VB
6/19/2019	722605	xxxxxx	Credit - General Underwriting Guideline Violation	Missing documentation to evidence the pricing adjustment for a reduction in the term of the prepay to 1 year	623	4/8/2019	Credit condition cleared	\\Update 04/08/2019 Received documentation evidencing the reduction in the term of the prepay	Compensating factors: 713 credit score; 13 points above minimum credit score of 700 as required by guidelines No late payments (0x30x12) Borrower has been self-employed for the past 5 years.	Cleared	Credit	EG1	4/2/2019	Investment Property	OR	xxxxxx	Refinance - rate and term	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG1	A	CA	EG3	C	VC	EG2	B	VB
6/19/2019	722641	xxxxxx	Credit - Income and Assets	Seller approved exception for guarantor not meeting the lender reserve requirement. Compensating Factors: 678 credit score; 38 points above minimum credit score of 640 as required by guidelines73.2% LTV; 1.8% below 75% maximumBorrower has been self-employed for the past 5 years. No late payments (0x30x12); no public recordsDSC ratio of 191.313%; 91.313% greater than 100% minimums	637	4/4/2019	Waived/Exception Granted	Client elected to waive with compensating factors,	Compensating Factors:

678 credit score; 38 points above minimum credit score of 640 as required by guidelines
73.2% LTV; 1.8% below 75% maximum
Borrower has been self-employed for the past 5 years.
No late payments (0x30x12); no public records
									DSC ratio of 191.313%; 91.313% greater than 100% minimum	Waived	Credit	EG2	4/4/2019	Investment Property	PA	xxxxxx	Refinance - rate and term	Not covered / exempt	EG2	B	B	EG2	B	B	EG2	B	CB	EG2	B	CB	EG1	A	VA	EG1	A	VA
6/19/2019	720545	xxxxxx	Credit - Income and Assets	Missing documentation to support borrower's ownership interest in xxxxxx EMD of $3000 and closing funds of $22,000 wired from xxxxxx business account xx9293 to escrow. Missing evidence borrower is owner of business to allow EMD and deposit funds.	381	3/8/2019	Credit condition cleared	3/8 Received copy of Business License	Compensating Factors:

1) 751 FICO; 51 points above minimum FICO of 700 as required by guidelines
2) Reserves of $10,348.06; exceed the minimum reserve requirement of $8,341.80
									3) 70% LTV; 5% below 75% maximum	Cleared	Credit	EG1	3/5/2019	Investment Property	CA	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	722634	xxxxxx	Credit - Credit	Missing explanation for the following credit inquiries xxxxxx If new mortgage was obtained, please provide evidence of PITIA. Reserves calculation is subject to recalculation.	638	5/6/2019	Credit condition cleared	5/6: Received LOE.	Compensating Factors 1. 741 FICO which is 101 points greater than the minimum of 640 required by the lender 2. 0 x 30 mortgage history for 12 months	Cleared	Credit	EG1	4/4/2019	Investment Property	GA	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	722634	xxxxxx	Credit - Income and Assets	Missing additional one month bank statement with all pages to verify borrower has sufficient funds to close the subject transaction. Only one month of the account with xxxxxx xx14941 provided. subject to recalculation of closing costs	639	5/6/2019	Credit condition cleared	5/6: Received 12/31/18 statement.	Compensating Factors 1. 741 FICO which is 101 points greater than the minimum of 640 required by the lender 2. 0 x 30 mortgage history for 12 months	Cleared	Credit	EG1	4/4/2019	Investment Property	GA	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	724623	xxxxxx	Compensating Factors:

1. 772 credit score; 52 points above minimum credit score of 720 as required by guidelines
2. 75% LTV; 5% below 80% maximum
3. Housing history is 0x30 for 12 months
4. Borrower has been self-employed for the last 12 years
									5. DSC ratio of 100.711%; 0.711% greater than 100% minimum	Closed			5/10/2019	Investment Property	CT	xxxxxx	Refinance - rate and term	Not covered / exempt	EG1	A	A	EG1	A	A	EG1	A	CA	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	722552	xxxxxx	Compensating Factors:

768 credit score; 48 points above minimum credit score of 720 as required by guidelines
Reserves of $66,761.32; exceed the minimum reserve requirement of $12,896.27
61.563% LTV; 18.437% below 80% maximum
No late payments (0x30x12); no public records
Borrower has been self-employed for the past 3.17 years.
									DSC ratio of 117.169%; 17.169% greater than 100% minimum	Closed			3/29/2019	Investment Property	FL	xxxxxx	Refinance - rate and term	Not covered / exempt	EG1	A	A	EG1	A	A	EG1	A	CA	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	720717	xxxxxx	Credit - Legal Documentation	Missing legal description in mortgage.	411	3/15/2019	Credit condition cleared	\\\Update 03/15/2019 received correct legal description	Compensating Factors:
1) 775 credit score; 55 points above minimum credit score of 720 as required by guidelines
2) Reserves of $115,878.91; exceed the minimum reserve requirement of $13,863.69
3) 60% LTV; 20% below 80% maximum
									4) DSC ratio of 153.397%; 53.397% greater than 100% minimum	Cleared	Credit	EG1	3/7/2019	Investment Property	FL	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	720717	xxxxxx	Credit - Credit	Missing explanation for credit inquiry on the credit report dated: xxxxxx by xxxxxx. Provide evidence of new liability, if a mortgage account was opened. \\\\Update 03/13/2019 Received LOE for credit inquiry for xxxxxx.	413	3/13/2019	Credit condition cleared	\\\\Update 03/13/2019 Received LOE for credit inquriy for Factual Data.	Compensating Factors:
1) 775 credit score; 55 points above minimum credit score of 720 as required by guidelines
2) Reserves of $115,878.91; exceed the minimum reserve requirement of $13,863.69
3) 60% LTV; 20% below 80% maximum
									4) DSC ratio of 153.397%; 53.397% greater than 100% minimum	Cleared	Credit	EG1	3/7/2019	Investment Property	FL	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	722643	xxxxxx	Credit - Legal Documentation	Missing legal description in mortgage.	624	4/12/2019	Credit condition cleared	Rec'd missing docs	Compensating Factors:

671 credit score; 31 points above minimum credit score of 640 as required by guidelines
Reserves of $28,821.26; exceed the minimum reserve requirement of $14,886.86
53% LTV; 12% below 65% maximum
No late payments (0x30x12); no public records
Borrower has been self-employed for the past 25 years.
									DSC ratio of 171.645%; 71.645% greater than 100% minimum	Cleared	Credit	EG1	4/2/2019	Investment Property	MN	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	723445	xxxxxx	Credit - Credit	Lender to provide a current payoff demand and evidence that xxxxxx account ending in 9321, has been satisfied with a -0- balance.	686	4/18/2019	Credit condition cleared	4/18 - Received payoff demand and copy of wire.	Compensating Factors: 1. 794 FICO, 94 points greater than program guideline minimum FICO of 700.	Cleared	Credit	EG1	4/16/2019	Investment Property	IL	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	723445	xxxxxx	Credit - Credit	The borrower filed for Bankruptcy Chapter 7 on xxxxxx Missing evidence of Chapter 7 Bankruptcy discharge case no xxxxxx.	687	4/18/2019	Credit condition cleared	Rec'd missing docs	Compensating Factors: 1. 794 FICO, 94 points greater than program guideline minimum FICO of 700.	Cleared	Credit	EG1	4/16/2019	Investment Property	IL	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	723445	xxxxxx	Credit - Credit	Missing documentation to evidence a Civil Judgment in the amount of xxxxxx filed on xxxxxx has been paid off.	688	4/23/2019	Credit condition cleared	Letter from attorney specifying the judgement was part of BK and was discharged.	Compensating Factors: 1. 794 FICO, 94 points greater than program guideline minimum FICO of 700.	Cleared	Credit	EG1	4/16/2019	Investment Property	IL	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	722248	xxxxxx	Compensating Factors:

674 credit score; 34 points above minimum credit score of 640 as required by guidelines
Reserves of $53,706.49; exceed the minimum reserve requirement of $7,418.99
No late payments (0x30x12); no public records
Borrower has been self-employed for the past 6.5 years.
									DSC ratio of 156.933%; 56.933% greater than 100% minimum	Closed			4/1/2019	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG1	A	A	EG1	A	A	EG1	A	CA	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	723627	xxxxxx	Compensating Factors:

699 credit score; 19 points above minimum credit score of 680 as required by guidelines
Reserves of $97,006.01; exceed the minimum reserve requirement of $3,253.54
60% LTV; 10% below 70% maximum
No public records
									DSC ratio of 165.587%; 65.587% greater than 100% minimum	Closed			4/18/2019	Investment Property	NC	xxxxxx	Refinance - cash out	Not covered / exempt	EG1	A	A	EG1	A	A	EG1	A	CA	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	721898	xxxxxx	Credit - Insurance and Title	Lender to provide missing Flood Cert.	484	3/20/2019	Credit condition cleared	\\\Update 03/20/2019 received flood cert for the subject property	Compensating Factors: 1) 0 x 30 x 33 months 2) $88,142.89 reserves (57 months); $83,528.89 months greater than $4,614.00 program minimum 3) 144.90% DSC ratio; 44.90% greater than 100% program minimum	Cleared	Credit	EG1	3/18/2019	Investment Property	FL	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	721892	xxxxxx	Credit - General Underwriting Guideline Violation	Missing evidence of PITIA for recent refinanced properties at; xxxxxx Subject to recalculation of reserves.	495	3/22/2019	Credit condition cleared	Rec'd missing docs	Compensating Factors:
1) 779 credit score; 59 points above minimum credit score of 720 as required by guidelines
2) Reserves of $137,518.66; exceed the minimum reserve requirement of $11,051.79
3) DSC ratio of 126.926%; 26.926% greater than 100% minimum
4) No public records
									5) Borrowers have been self-employed for the past 11 years.	Cleared	Credit	EG1	3/20/2019	Investment Property	MI	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	721978	xxxxxx	Credit - General Underwriting Guideline Violation	Missing documentation to evidence that the guarantor is not a responsible party for the mortgage in the amount of xxxxxx on the property located xxxxxx.	494	6/5/2019	Credit condition cleared	Rec'd copy of Note showing bororwer has no financial responsibility.	Compensating Factors:
1) 697 credit score; 17 points above minimum credit score of 680 as required by guidelines
2) Reserves of $25,895.72; exceed the minimum reserve requirement of $19,216.21
3) 80% LTV; 0% below 80% maximum
4) DSC ratio of 167.761%; 67.761% greater than 100% minimum
5) No public records
									6) Borrowers have been self-employed for the past 8 years.	Cleared	Credit	EG1	3/19/2019	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	724079	xxxxxx	Compensating Factors:
1. 46.875% LTV; 23.125% below 70% maximum
2. 700 credit score; 20 points above minimum credit score of 680 as required by guidelines
3. DSC ratio of 134.183%; 34.183% greater than 100% minimum
									4. Housing history is 0x30 for 12 months	Closed			5/10/2019	Investment Property	FL	xxxxxx	Refinance - cash out	Not covered / exempt	EG1	A	A	EG1	A	A	EG1	A	CA	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	722621	xxxxxx	Credit - Credit	Missing the 12 month rental rating for xxxxxx.	630	5/9/2019	Credit condition cleared	Received VOR for xxxxxx.	Compensating Factors:

1. 660 credit score; 20 points above minimum credit score of 640 as required by guidelines
2. Reserves of $102,815.75; exceed the minimum reserve requirement of $3,878.88
3. No public records
									4. DSC ratio of 129.107%; 29.107%% greater than 100% minimum	Cleared	Credit	EG1	4/3/2019	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	VA	EG1	A	VA
6/19/2019	722621	xxxxxx	Credit - Credit	Missing credit report from file.	631	4/5/2019	Credit condition cleared	Credit report recieved	Compensating Factors:

1. 660 credit score; 20 points above minimum credit score of 640 as required by guidelines
2. Reserves of $102,815.75; exceed the minimum reserve requirement of $3,878.88
3. No public records
									4. DSC ratio of 129.107%; 29.107%% greater than 100% minimum	Cleared	Credit	EG1	4/3/2019	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	VA	EG1	A	VA
6/19/2019	722621	xxxxxx	Credit - General Underwriting Guideline Violation	Client approved exception for the LTV of 75.758% exceeding the maximum allowed of 75%. Loan closed with a seller credit overage of $1,915, updated value to reflect the amount the purchase price should have been reduced to xxxxxx. Compensating factors 1. Fico score is 660 and 20 points greater than the program requirement of 640. 2. DSC ratio is 129.107% and is 29.107% greater than the minimum of 100.00% required by the guidelines 3. All trade lines paid as agreed and no public records	818	5/9/2019	Waived/Exception Granted	Seller opted to waive requirement with compensating factors.	Compensating Factors:

1. 660 credit score; 20 points above minimum credit score of 640 as required by guidelines
2. Reserves of $102,815.75; exceed the minimum reserve requirement of $3,878.88
3. No public records
									4. DSC ratio of 129.107%; 29.107%% greater than 100% minimum	Waived	Credit	EG2	4/3/2019	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	VA	EG1	A	VA
6/19/2019	722551	xxxxxx	Credit - General Underwriting Guideline Violation	Missing copy of final signed CD/Settlement Statement for subject purchase transaction.	593	4/3/2019	Credit condition cleared	Received Final HUD	Compensating Factors: 1. 44.615% LTV, 20.385% less than program guideline maximum LTV of 65.00%	Cleared	Credit	EG1	3/29/2019	Investment Property	CA	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	722901	xxxxxx	Credit - General Underwriting Guideline Violation	Missing evidence the property met all requirements for leasehold property rights per xxxxxx Lease in file does not contain any language regarding assignment, transfer, mortgage or subletting. Furthermore, land lease in file does not provide specific language regarding borrower's voting rights in HOA.	657	4/17/2019	Credit condition cleared	Rec'd missing docs	Compensating Factors:

761 credit score; 41 points above minimum credit score of 720 as required by guidelines
Reserves of $106,559.99; exceed the minimum reserve requirement of $3,032.58
No late payments (0x30x12); no public records
Borrowers have been employed for the past 2.5 years
									DSC ratio of 153.386%; 53.386% greater than 100% minimum	Cleared	Credit	EG1	4/8/2019	Investment Property	MD	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	723658	xxxxxx	Credit - General Underwriting Guideline Violation	Missing copy of final HUD-1/Settlement Statement for subject transaction. Details of the transaction, including points and fees, cannot be confirmed.	773	5/1/2019	Credit condition cleared	received final HUD	Compensating Factors:

1. 730 credit score; 10 points above minimum credit score of 720 as required by guidelines
2. Reserves of $92,161.61; exceed the minimum reserve requirement of $8,568.64
3. No late payments (0x30x12); no public records
4. Borrower has been self-employed for the last 4 years
									5. DSC ratio of 124.206%; 24.206% greater than 100% minimum	Cleared	Credit	EG1	4/29/2019	Investment Property	AZ	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	722549	xxxxxx	Compensating Factors:

737 credit score; 17 points above minimum credit score of 720 as required by guidelines
Reserves of $11,691.66; exceed the minimum reserve requirement of $8,503.83
No late payments (0x30x12); no public records
Borrower has been self-employed for the past 5 years.
									DSC ratio of 137.445%; 37.445% greater than 100% minimum	Closed			4/1/2019	Investment Property	PA	xxxxxx	Refinance - cash out	Not covered / exempt	EG1	A	A	EG1	A	A	EG1	A	CA	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	722681	xxxxxx	Credit - Credit	Missing 12 month housing history for the borrower's primary residence.\\\\Update 04/26/2019 The letter provided reflects an address of xxxxxx The 1003 loan application indicates the borrower is living at xxxxxx The address on the letter does not match the residence address reflected on the 1003	664	5/31/2019	Credit condition cleared	Bank statements reflect rent payment provided for March 18 - Jan 19 borrower was 1x30 but did not exceed guidelines	Compensating factors 1. 755 FICO which is 115 points greater than the minimum 640 required by the guidelines	Cleared	Credit	EG1	4/10/2019	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	722681	xxxxxx	Credit - General Underwriting Guideline Violation	Missing evidence to verify that an escrow account for taxes and insurance was set up at closing as required. The Final HUD-1 does not reflect an impound account for taxes and insurance.	666	4/15/2019	Credit condition cleared	Loan Disb. Instructions	Compensating factors 1. 755 FICO which is 115 points greater than the minimum 640 required by the guidelines	Cleared	Credit	EG1	4/10/2019	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	724009	xxxxxx	Credit - Income and Assets	Missing additional asset statement to support cash to close of $158,740.43. Subject to re-calculation upon receipt.	813	5/9/2019	Credit condition cleared	Received statemet for the borrower fixed income account and this meets the closing funds requirement.	Compensating Factors:

1. 768 credit score; 48 points above minimum credit score of 720 as required by guidelines
2. 58.48% LTV; 21.52% below 80% maximum
3. Housing history is 0x30 for 12 months
4. Borrower has been employed for the last 20 years
									5. DSC ratio of 126.076%; 26.076% greater than 100% minimum	Cleared	Credit	EG1	5/6/2019	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	724009	xxxxxx	Credit - Income and Assets	Missing documentation to evidence the borrower has sufficient reserves equaling $17,072.16 to satisfy the reserve requirements.	814	5/9/2019	Credit condition cleared	Received statemet for the borrower fixed income account and this meets the reserve requirement.	Compensating Factors:

1. 768 credit score; 48 points above minimum credit score of 720 as required by guidelines
2. 58.48% LTV; 21.52% below 80% maximum
3. Housing history is 0x30 for 12 months
4. Borrower has been employed for the last 20 years
									5. DSC ratio of 126.076%; 26.076% greater than 100% minimum	Cleared	Credit	EG1	5/6/2019	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	723659	xxxxxx	Property - Collateral	Missing copy of appraisal for subject transaction.	719	4/24/2019	Property condition cleared	Rec'd missing docs	Compensating Factors:

1. 723 credit score; 3 points above minimum credit score of 720 as required by guidelines
2. Reserves of $29,518.23; exceed the minimum reserve requirement of $17,285.31
3. No late payments (0x30x12); no public records
4. Borrowers have been self-employed for the past 6 years
									5. DSC ratio of 141.878%; 41.878% greater than 100% minimum	Cleared	Property	EG1	4/23/2019	Investment Property	PA	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG1	A	A	EG1	A	CA	EG1	A	CA	EG3	C	VC	EG1	A	VA
6/19/2019	723563	xxxxxx	Credit - General Underwriting Guideline Violation	Missing copy of final HUD-1. Details of the transaction cannot be verified	693	4/24/2019	Credit condition cleared	Final HUD-1 received	Compensating Factors
1. 687 FICO is 47 points greater than the minumum 620 required by the guideles
2. 52.910% LTV is 17.09% less than the maximum of 70% allowed by the guidelines
									3. DSC is 140.924 and is 40.924% greater than the minimum of 100% required by the guidelines	Cleared	Credit	EG1	4/18/2019	Investment Property	FL	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	723563	xxxxxx	Credit - Income and Assets	Missing asset documentation to evidence the borrower has reserves in the amount of $6,133.39 to meet the guidelines requirement.	696	4/24/2019	Credit condition cleared	Final HUD-1 received and proceeds from loan meet reserve requirement	Compensating Factors
1. 687 FICO is 47 points greater than the minumum 620 required by the guideles
2. 52.910% LTV is 17.09% less than the maximum of 70% allowed by the guidelines
									3. DSC is 140.924 and is 40.924% greater than the minimum of 100% required by the guidelines	Cleared	Credit	EG1	4/18/2019	Investment Property	FL	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	723625	xxxxxx	Credit - General Underwriting Guideline Violation	Missing joint account access letter regarding xxxxxx account ending 0968 and 9053.	712	4/30/2019	Credit condition cleared	Rec'd missing docs	Compensating Factors: 1. 757 FICO, 37 points greater than program guideline minimum FICO of 720.00	Cleared	Credit	EG1	4/22/2019	Investment Property	VA	xxxxxx	Purchase	Not covered / exempt	EG2	B	B	EG1	A	A	EG2	B	CB	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	723941	xxxxxx	Compensating Factors:
1. FICO of 742, 62 points above min FICO of 680 as required in the guidelines
2. DSC ratio of 128.253%; 28.253% greater than 100% minimum
									3. Reserves of 31 months after closing; only 3 months are required in the guidelines	Closed			4/30/2019	Investment Property	MA	xxxxxx	Purchase	Not covered / exempt	EG1	A	A	EG1	A	A	EG1	A	CA	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	724248	xxxxxx	Compensating Factors:

1.784 credit score; 64 points above minimum credit score of 720 as required by guidelines
2.Reserves of $18,554.66; exceed the minimum reserve requirement of $7,008.15
3.48.214% LTV; 31.786% below 80% maximum
4.No late payments (0x30x12); no public records
5.Borrower has been self-employed for the last 30 years
									6.DSC ratio of 130.381%; 30.381% greater than 100% minimum	Closed			5/9/2019	Investment Property	CT	xxxxxx	Refinance - rate and term	Not covered / exempt	EG1	A	A	EG1	A	A	EG1	A	CA	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	723596	xxxxxx	Compensating Factors:

700 credit score; 20 points above minimum credit score of 680 as required by guidelines
Reserves of $51,797.47; exceed the minimum reserve requirement of $6,949.89
No late payments (0x30x12); no public records
Borrower has been employed for the past 20 years
									DSC ratio of 109.694%; 9.694% greater than 100% minimum	Closed			4/23/2019	Investment Property	NC	xxxxxx	Purchase	Not covered / exempt	EG1	A	A	EG1	A	A	EG1	A	CA	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	723678	xxxxxx	Credit - General Underwriting Guideline Violation	Client approved exception due to project allows for short-term rentals vs program requirement that units offering daily, weekly, or monthly rentals are ineligible.Compensating Factors: 1.LTV of 69.767%, 10.233% lower than the max LTV of 80% 2.FICO of 772, 132 points above min FICO of 640 as required in the guidelines 3.DSC ratio of 106.940%; 6.940% greater than 100% minimum 4.Reserves of 11.66 months after closing and reserves requirement; only 3 months plus 2 months for other investment 5.No late payments (0x30x12); no public records	736	4/24/2019	Waived/Exception Granted	4/24 Client elects to waive guideline requirement with compensating factors	Compensating Factors:
1. LTV of 69.767%, 10.233% lower than the max LTV of 80%
2. FICO of 772, 132 points above min FICO of 640 as required in the guidelines
3. DSC ratio of 106.940%; 6.940% greater than 100% minimum
4. Reserves of 11.66 months after closing and reserves requirement; only 3 months plus 2 months for other investment
									5. No late payments (0x30x12); no public records	Waived	Credit	EG2	4/24/2019	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	VA	EG1	A	VA
6/19/2019	723678	xxxxxx	Credit - Insurance and Title	Missing copy of Condo Master Insurance Binder for subject property. Subject to recalculation review and additional conditions.	737	4/26/2019	Credit condition cleared	received evidence of master coverage for Condo assoc	Compensating Factors:
1. LTV of 69.767%, 10.233% lower than the max LTV of 80%
2. FICO of 772, 132 points above min FICO of 640 as required in the guidelines
3. DSC ratio of 106.940%; 6.940% greater than 100% minimum
4. Reserves of 11.66 months after closing and reserves requirement; only 3 months plus 2 months for other investment
									5. No late payments (0x30x12); no public records	Cleared	Credit	EG1	4/24/2019	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	VA	EG1	A	VA
6/19/2019	723678	xxxxxx	Credit - General Underwriting Guideline Violation	Missing HOA questionnaire and Condo budget. Required to verify condo project meets non-warrantable guideline requirements.\\\\\Update 04/26/2019	738	4/29/2019	Credit condition cleared	4/29 Received HOA cert and condo budget.	Compensating Factors:
1. LTV of 69.767%, 10.233% lower than the max LTV of 80%
2. FICO of 772, 132 points above min FICO of 640 as required in the guidelines
3. DSC ratio of 106.940%; 6.940% greater than 100% minimum
4. Reserves of 11.66 months after closing and reserves requirement; only 3 months plus 2 months for other investment
									5. No late payments (0x30x12); no public records	Cleared	Credit	EG1	4/24/2019	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	VA	EG1	A	VA
6/19/2019	724084	xxxxxx	Credit - General Underwriting Guideline Violation	Client approved exception for program requirement that no more than 50% of total units in the subject property may be renter occupied. Investor concentration is 70.23% 9427 out of 608 units).Compensating Factors: 1.Reserves of $124,890.72; exceed the minimum reserve requirement of $4,927.17 2. 58.696% LTV; 6.304% below 65% maximum 3.Borrower has been self-employed for the last 4 years 4.DSC ratio of 116.559%; 16.559% greater than 100% minimum 5.Long established condo, control of the HOA transferred to unit owners in 2005 6.Low delinquency on the HOA dues 1.8% 7.No single entity owns more than 15% of units8.Commercial space < 1% of total square footage in xxxxxx No public records	846	5/9/2019	Waived/Exception Granted	Client elects to waive guideline requirement with compensating factors.	Compensating Factors:
Reserves of $124,890.72; exceed the minimum reserve requirement of $4,927.17
58.696% LTV; 6.304% below 65% maximum
Borrower has been self-employed for the last 4 years
DSC ratio of 116.559%; 16.559% greater than 100% minimum
Long established condo, control of the HOA transferred to unit owners in 2005
Low delinquency on the HOA dues 1.8%
No single entity owns more than 15% of units
Commercial space < 1% of total square footage in project
									No public records	Waived	Credit	EG2	5/9/2019	Investment Property	FL	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	VA	EG1	A	VA
6/19/2019	724084	xxxxxx	Credit - General Underwriting Guideline Violation	Client approved exception for three current open litigation cases. Case #1: HOA cancelled an xxxxxx maintenance agreement prior to the expiration of the Maintenance Contract and the xxxxxx company is suing for breach of contract. Insurance is expected to cover or the HOA intends to sue insurance company. Case #2: Regarding foreclosure actions of individual units (not subject); Case #3: HOA is the plaintiff; case involves an easement with a neighboring property owner.Compensating Factors: 1.Reserves of $124,890.72; exceed the minimum reserve requirement of $4,927.17 2.58.696% LTV; 6.304% below 65% maximum 3.Borrower has been self-employed for the last 4 years 4.DSC ratio of 116.559%; 16.559% greater than 100% minimum 5.Long established condo, control of the HOA transferred to unit owners in 2005 6.Low delinquency on the HOA dues 1.8% 7.No single entity owns more than 15% of units 8.Commercial space < 1% of total square footage in xxxxxx No public records	847	5/9/2019	Waived/Exception Granted	Client elects to waive guideline requirement with compensating factors.	Compensating Factors:
Reserves of $124,890.72; exceed the minimum reserve requirement of $4,927.17
58.696% LTV; 6.304% below 65% maximum
Borrower has been self-employed for the last 4 years
DSC ratio of 116.559%; 16.559% greater than 100% minimum
Long established condo, control of the HOA transferred to unit owners in 2005
Low delinquency on the HOA dues 1.8%
No single entity owns more than 15% of units
Commercial space < 1% of total square footage in project
									No public records	Waived	Credit	EG2	5/9/2019	Investment Property	FL	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	VA	EG1	A	VA
6/19/2019	723564	xxxxxx	Compensating Factors:
1. FICO of 703, 23 points above min FICO of 680 as required in the guidelines
2. LTV of 56.452%, 13.548% lower than the max LTV of 70%
									3. DSC ratio of 127.744%; 27.744% greater than 100% minimum	Closed			4/22/2019	Investment Property	ME	xxxxxx	Refinance - cash out	Not covered / exempt	EG1	A	A	EG1	A	A	EG1	A	CA	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	725666	xxxxxx							Compensating Factors: 1. Housing history is 0x30 for 12 months 2. No public records 3. Borrower has been self-employed for the last 15 years 4. DSC ratio of 138.23%; 38.23% greater than 100% minimum	Closed			5/30/2019	Investment Property	NJ	xxxxxx	Purchase	Not covered / exempt	EG1	A	A	EG1	A	A	EG1	A	CA	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	723971	xxxxxx	Credit - General Underwriting Guideline Violation	Missing fully executed Warranty Deed transferring title from xxxxxx.	806	5/13/2019	Credit condition cleared	5/13: Received warranty deed.	Compensating Factors:
1. DSC ratio of 128.253%; 28.253% greater than 100% minimum
2. FICO of 693, 13 points above min FICO of 680 as required in the guidelines
3. No public records
4. 17 years of self employment
									5. Reserves of 71 months after closing; only 3 months are required in the guidelines	Cleared	Credit	EG1	5/1/2019	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	VA	EG1	A	VA
6/19/2019	723971	xxxxxx	Credit - General Underwriting Guideline Violation	Client approved exception to allow the use of business funds for closing without being deposited into Borrower's personal account vs program requirement that if funds in a business bank or brokerage account have not been transferred to the Borrowers' personal account, such funds may not be included in Down Payment and Closing Funds.Compensating Factors: 1.DSC ratio of 128.253%; 28.253% greater than 100% minimum 2.FICO of 693, 13 points above min FICO of 680 as required in the guidelines 3.No public records 4.17 years of self employment 5.Reserves of 71 months after closing; only 3 months are required in the guidelines	855	5/13/2019	Waived/Exception Granted	05/13: Client elects to waive guideline requirement with compensating factors.	Compensating Factors:
1. DSC ratio of 128.253%; 28.253% greater than 100% minimum
2. FICO of 693, 13 points above min FICO of 680 as required in the guidelines
3. No public records
4. 17 years of self employment
									5. Reserves of 71 months after closing; only 3 months are required in the guidelines	Waived	Credit	EG2	5/1/2019	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	VA	EG1	A	VA
6/19/2019	723675	xxxxxx	Compensating Factors:

1. 770 credit score; 50 points above minimum credit score of 720 as required by guidelines
2. Reserves of $19,227.64; exceed the minimum reserve requirement of $10,780.15
3. No late payments (0x30x12); no public records
4. Borrower has been employed for the last 2 years
									5. DSC ratio of 130.786%; 30.786% greater than 100% minimum	Closed			4/29/2019	Investment Property	CO	xxxxxx	Purchase	Not covered / exempt	EG1	A	A	EG1	A	A	EG1	A	CA	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	723807	xxxxxx	Compensating Factors:

1. Reserves of $81,684.21; exceed the minimum reserve requirement of $4,486.59
2. No late payments (0x30x12); no public records
									3. DSC ratio of 103.203%; 3.203% greater than 100% minimum	Closed			4/26/2019	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG1	A	A	EG1	A	A	EG1	A	CA	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	723418	xxxxxx							Compensating Factors 1.688 FICO and is 48 points greater than the minimum of 640 required by the lender guidelines 2. 0x30 housing history for 24 months	Closed			4/12/2019	Investment Property	NJ	xxxxxx	Refinance - cash out	Not covered / exempt	EG1	A	A	EG1	A	A	EG1	A	CA	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	723679	xxxxxx	Compensating Factors:

772 credit score; 52 points above minimum credit score of 720 as required by guidelines
Reserves of $90,870.79; exceed the minimum reserve requirement of $17,832.71
No public records
Borrowers have been self-employed for the past 15 years
									DSC ratio of 116.689%; 16.689% greater than 100% minimum	Closed			4/24/2019	Investment Property	PA	xxxxxx	Refinance - cash out	Not covered / exempt	EG1	A	A	EG1	A	A	EG1	A	CA	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	724759	xxxxxx	Compensating Factors:

1. 683 credit score; 3 points above minimum credit score of 680 as required by guidelines
2. Borrower has been self-employed for the last 4.5 years
									3. DSC ratio of 100.205%; 0.205% greater than 100% minimum	Closed			5/15/2019	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG1	A	A	EG1	A	A	EG1	A	CA	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	723676	xxxxxx	Compensating Factors:

695 credit score; 15 points above minimum credit score of 680 as required by guidelines
Reserves of $97,922.49; exceed the minimum reserve requirement of $6,583.94
No public records
Borrower has been self-employed for the last 11 years
									DSC ratio of 145.89%; 45.89% greater than 100% minimum	Closed			4/29/2019	Investment Property	MD	xxxxxx	Refinance - cash out	Not covered / exempt	EG1	A	A	EG1	A	A	EG1	A	CA	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	723452	xxxxxx	Credit - General Underwriting Guideline Violation	Missing evidence of buy down for reduction of 3 year PPP to 1 year PPP.	692	4/22/2019	Credit condition cleared	Rec'd missing docs	Compensating Factors:
1. LTV of 50.00%, 10.00% lower than the max LTV of 60%
2. FICO of 719, 99 points above min FICO of 620 as required in the guidelines
3. 0x30 housing history for 12 months
									4. DSC ratio of 162.489%; 62.489% greater than 100% minimum	Cleared	Credit	EG1	4/18/2019	Investment Property	CT	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	723452	xxxxxx	Credit - Insurance and Title	Missing updated hazard insurance policy with coverage greater than or equal to xxxxxx. Subject to recalculation of debt ratios.	698	4/25/2019	Credit condition cleared	4/25 Received updated haz ins policy and replacement estimate.	Compensating Factors:
1. LTV of 50.00%, 10.00% lower than the max LTV of 60%
2. FICO of 719, 99 points above min FICO of 620 as required in the guidelines
3. 0x30 housing history for 12 months
									4. DSC ratio of 162.489%; 62.489% greater than 100% minimum	Cleared	Credit	EG1	4/18/2019	Investment Property	CT	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	723629	xxxxxx	Compensating Factors:

1. 648 credit score; 8 points above minimum credit score of 640 as required by guidelines
2. Reserves of $261,764.32; exceed the minimum reserve requirement of $8,045.70
3. 56.566% LTV; 8.434% below 65% maximum
4. Borrower has been self-employed for the past 6 years
									5. DSC ratio of 146.178%; 46.178% greater than 100% minimum	Closed			4/23/2019	Investment Property	FL	xxxxxx	Refinance - cash out	Not covered / exempt	EG1	A	A	EG1	A	A	EG1	A	CA	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	722991	xxxxxx	Credit - Credit	Client approved exception in the file for the guarantor not meeting minimum credit tradeline requirement. Compensating factors 1. FICO is 688 and is 8 points greater than the minimum of 680 required by the guidelines 2. 0x30 housing history for 12 months 3. The guarantor has been in the same business for the past 24 months	668	4/10/2019	Waived/Exception Granted	Client elected to waive with compensating factors,	Compensating factors 1. 688 FICO is 8 points greater than the minimum of 680 required by the guidelines 2. 0x30 housing history for 12 months	Waived	Credit	EG2	4/10/2019	Investment Property	NJ	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	VA	EG1	A	VA
6/19/2019	722991	xxxxxx	Credit - General Underwriting Guideline Violation	Client approved exception in the file for the guarantor not meeting minimum reserve requirement. Insufficient reserves. Minimum reserves required are $6,997.38. Asset documentation reflects reserves in the amount of $4,168.31. Compensating factors 1. FICO is 688 and is 8 points greater than the minimum of 680 required by the guidelines 2. 0x30 housing history for 12 months 3. The guarantor has been in the same business for the past 24 months	670	4/10/2019	Waived/Exception Granted	Client elected to waive with compensating factors,	Compensating factors 1. 688 FICO is 8 points greater than the minimum of 680 required by the guidelines 2. 0x30 housing history for 12 months	Waived	Credit	EG2	4/10/2019	Investment Property	NJ	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	VA	EG1	A	VA
6/19/2019	724250	xxxxxx	Compensating Factors:
1. 646 credit score; 6 points above minimum credit score of 640 as required by guidelines
2. DSC ratio of 132.451%; 32.451% greater than 100% minimum
									3. 18 months reserves after closing; only 3 months are required by guidelines	Closed			5/9/2019	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG1	A	A	EG1	A	A	EG1	A	CA	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	724005	xxxxxx	Property - Collateral	Missing appraisal. Subject to additional documentation review	800	5/3/2019	Property condition cleared	Full appraisal has been added to the file.	Compensating Factors:

1. 781 credit score; 61 points above minimum credit score of 720 as required by guidelines
2. Reserves of $127,913.74; exceed the minimum reserve requirement of $9,783.46
3. No late payments (0x30x12); no public records
4. Borrower has been employed for the last 20 years
									5. DSC ratio of 118.96%; 18.96% greater than 100% minimum	Cleared	Property	EG1	5/1/2019	Investment Property	NJ	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG1	A	A	EG1	A	CA	EG1	A	CA	EG3	C	VC	EG1	A	VA
6/19/2019	724086	xxxxxx	Compensating Factors:

1.718 credit score; 38 points above minimum credit score of 680 as required by guidelines
2.Reserves of $169,624.80; exceed the minimum reserve requirement of $40,642.62
3.57.003% LTV; 12.997% below 70% maximum
4.No late payments (0x30x12); no public records
5.Borrower has been self-employed for the last 19 years
									6.DSC ratio of 143.894%; 43.894% greater than 100% minimum	Closed			5/9/2019	Investment Property	CO	xxxxxx	Refinance - cash out	Not covered / exempt	EG1	A	A	EG1	A	A	EG1	A	CA	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	723657	xxxxxx	Compensating Factors:

784 credit score; 64 points above minimum credit score of 720 as required by guidelines
Reserves of $24,347.74; exceed the minimum reserve requirement of $13,926.77
No late payments (0x30x12); no public records
Borrower has been employed for the past 10 years
									DSC ratio of 172.858%; 72.858% greater than 100% minimum	Closed			4/24/2019	Investment Property	ME	xxxxxx	Purchase	Not covered / exempt	EG1	A	A	EG1	A	A	EG1	A	CA	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	724594	xxxxxx	Compensating Factors
1. 766 Fico is 126 points greater than the minimum of 640 required by the guidelines
2. 0x30 housing hitsory for 24 months
									3. 26 months reserves after closing; only 3 months are required by guidelines	Closed			5/13/2019	Investment Property	NJ	xxxxxx	Purchase	Not covered / exempt	EG1	A	A	EG1	A	A	EG1	A	CA	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	724832	xxxxxx	Credit - General Underwriting Guideline Violation	Missing corrected 1008 with corrected CLTV & HCLTV.	859	5/17/2019	Credit condition cleared	1008 with Correct CLTV	Compensating Factors
1.677 FICO is 37 points greater than the minimum of 640 required by the guidelines
2. 0x30 housing history for 24 months
									3.DSC is 140.556% and is 40.556% greater than the minimum of 100.00% required by the lender guidelines	Cleared	Credit	EG1	5/15/2019	Investment Property	CA	xxxxxx	Refinance - cash out	Not covered / exempt	EG2	B	B	EG1	A	A	EG2	B	CB	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	724256	xxxxxx							Compensating Factors: 1. FICO 627, 7 points greater than program guideline minimum FICO of 620 2. 4 years as self employed 3. DSC ratio of 107.605% vs program DSC ratio of 100.00%	Closed			5/9/2019	Investment Property	WA	xxxxxx	Refinance - cash out	Not covered / exempt	EG1	A	A	EG1	A	A	EG1	A	CA	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	725210	xxxxxx	Compensating Factors:

1. 807 credit score; 87 points above minimum credit score of 720 as required by guidelines
2. 62.279% LTV; 17.721% below 80% maximum
3. Housing history is 0x30 for 12 months; No public records
4. Borrower has been self-employed for the last 7.5 years
									5. DSC ratio of 242.275%; 142.275% greater than 100% minimum	Closed			5/24/2019	Investment Property	MI	xxxxxx	Purchase	Not covered / exempt	EG1	A	A	EG1	A	A	EG1	A	CA	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	724756	xxxxxx	Compensating Factors:
1. DSC is 134.124% and is 34.124% greater than the minimum of 100.00% required by the guidelines.
2. LTV of 65%, 10% less than maximum allowed by guidelines.
									3. 21 months of reserves verified	Closed			5/15/2019	Investment Property	NY	xxxxxx	Refinance - cash out	Not covered / exempt	EG1	A	A	EG1	A	A	EG1	A	CA	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	723969	xxxxxx	Compensating Factors
1. 717 FICO is 77 points greater than the minimum of 640 required by the guidelines
2. LTV of 70% is 10% below the 80% allowed by the guidelines
									3. 0x30 Housing history for 24 months	Closed			5/1/2019	Investment Property	FL	xxxxxx	Refinance - cash out	Not covered / exempt	EG1	A	A	EG1	A	A	EG1	A	CA	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	725205	xxxxxx	Credit - General Underwriting Guideline Violation	Missing explanation for the borrower's address discrepancies. The borrower's driver's license was issued by the xxxxxx The borrowers 1003 loan application indicates that she has been living at her current residence for 5 years. The VOR reflects the borrower has only been renting the current residence since xxxxxx.	863	6/3/2019	Credit condition cleared	Rec'd missing docs	Compensating Factors:

1. 682 credit score; 42 points above minimum credit score of 640 as required by guidelines
2. 65% LTV; 10% below 75% maximum
3. Housing history is 0x30 for 12 months
									4. No public records	Cleared	Credit	EG1	5/21/2019	Investment Property	CA	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	725205	xxxxxx	Credit - General Underwriting Guideline Violation	Missing documentation to evidence the source of funds for the deposit of 305k made by xxxxxx to xxxxxx Escrow	864	5/24/2019	Credit condition cleared	Rec'd missing docs	Compensating Factors:

1. 682 credit score; 42 points above minimum credit score of 640 as required by guidelines
2. 65% LTV; 10% below 75% maximum
3. Housing history is 0x30 for 12 months
									4. No public records	Cleared	Credit	EG1	5/21/2019	Investment Property	CA	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	724014	xxxxxx	Compensating Factors:

1. 786 credit score; 66 points above minimum credit score of 720 as required by guidelines
2. Reserves of $172,373.44; exceed the minimum reserve requirement of $13,230.45
3. 70% LTV; 10% below 80% maximum
4. No late payments (0x30x12); no public records
5. Co-borrower has been self-employed for the last 2.25 years
									6. DSC ratio of 101.012%; 1.012% greater than 100% minimum	Closed			5/4/2019	Investment Property	CA	xxxxxx	Purchase	Not covered / exempt	EG1	A	A	EG1	A	A	EG1	A	CA	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	725559	xxxxxx	Compensating Factors
1. 715 FICO is 95 points greater than the minimum 620 required by the lender guidelines
2. 0x30 housing history for the past 12 months
									3 DSC of 103.776% is 3.776% greater than the minimum of 100.00% required by the lender guidelines	Closed			5/28/2019	Investment Property	TX	xxxxxx	Purchase	Not covered / exempt	EG1	A	A	EG1	A	A	EG1	A	CA	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	724788	xxxxxx	Compensating Factors:

1. 780 credit score; 60 points above minimum credit score of 720 as required by guidelines
2. Housing history is 0x30 for 12 months
3. No public records
4. Borrower has been self-employed for the last 4.33 years
									5. DSC ratio of 126.513%%; 26.513%% greater than 100% minimum	Closed			5/15/2019	Investment Property	PA	xxxxxx	Refinance - cash out	Not covered / exempt	EG1	A	A	EG1	A	A	EG1	A	CA	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	724791	xxxxxx	Compensating Factors:

1. 756 credit score; 36 points above minimum credit score of 720 as required by guidelines
2. 71.875% LTV; 8.125% below 80% maximum
3. Housing history is 0x30 for 12 months
4. No public records
									5. DSC ratio of 169.418%; 69.418% greater than 100% minimum	Closed			5/15/2019	Investment Property	NJ	xxxxxx	Refinance - cash out	Not covered / exempt	EG1	A	A	EG1	A	A	EG1	A	CA	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	725096	xxxxxx	Compensating Factors:

1. 659 credit score; 19 points above minimum credit score of 640 as required by guidelines
2. Housing history is 0x30 for 12 months
3. No public records
4. Borrower has been self-employed for the last 18 years
									5. DSC ratio of 123.531%; 23.531% greater than 100% minimum	Closed			5/22/2019	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG1	A	A	EG1	A	A	EG1	A	CA	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	724827	xxxxxx	Compensating Factors:

1. 692 credit score; 12 points above minimum credit score of 680 as required by guidelines
2. 75% LTV; 5% below 80% maximum
3. Housing history is 0x30 for 12 months
4. No public records
5. Borrower has been self-employed for the last 40 years
									6. DSC ratio of 160.603%; 60.603% greater than 100% minimum	Closed			5/16/2019	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG1	A	A	EG1	A	A	EG1	A	CA	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	725191	xxxxxx	Compensating Factors:

1. 694 credit score; 14 points above minimum credit score of 680 as required by guidelines
2. 70% LTV; 10% below 80% maximum
3. Housing history is 0x30 for 12 months
									4. No public records	Closed			5/24/2019	Investment Property	PA	xxxxxx	Purchase	Not covered / exempt	EG1	A	A	EG1	A	A	EG1	A	CA	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	725419	xxxxxx	Compensating Factors:

1. 719 credit score; 39 points above minimum credit score of 680 as required by guidelines
2. No public records
3. Borrower has been self-employed for the last 5 years
									4. DSC ratio of 106.042%; 6.042% greater than 100% minimum	Closed			5/24/2019	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG1	A	A	EG1	A	A	EG1	A	CA	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	724831	xxxxxx	Compensating Factors:

1. 771 credit score; 51 points above minimum credit score of 720 as required by guidelines
2. Housing history is 0x30 for 12 months
3. No public records
4. Borrower has been self-employed for the last 19 years
									5. DSC ratio of 100.905%; 0.905% greater than 100% minimum	Closed			5/16/2019	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG1	A	A	EG1	A	A	EG1	A	CA	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	725229	xxxxxx							Compensating Factors: 1. Housing history is 0x30 for 12 months 2. No public records 3. Borrower has been self-employed for the last 9 years 4. DTI ratio of 100.217%; 0.217% less than 50% maximum	Closed			5/23/2019	Investment Property	MD	xxxxxx	Refinance - cash out	Not covered / exempt	EG1	A	A	EG1	A	A	EG1	A	CA	EG1	A	CA	EG1	A	VA	EG1	A	VA
6/19/2019	725204	xxxxxx	Credit - General Underwriting Guideline Violation	Missing copy of final HUD-1. Details of the transaction, including points and fees, cannot be confirmed.	868	5/30/2019	Credit condition cleared	05/30/2019: Received Settlement Statement.	Compensating Factors:

1. 772 credit score; 52 points above minimum credit score of 720 as required by guidelines
2. 75% LTV; 5% below 80% maximum
3. Housing history is 0x30 for 12 months
4. No public records
5. Borrower has been employed for the last 12.5 years
									6. DSC ratio of 128.96%; 28.96% greater than 100% minimum	Cleared	Credit	EG1	5/24/2019	Investment Property	MD	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	VA	EG1	A	VA